UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2016

Date of reporting period: July 31, 2015

Item 1.	Reports to Stockholders.

HANCOCK HORIZON FAMILY OF FUNDS

JULY 31, 2015 SEMI-ANNUAL REPORT

Burkenroad Small Cap Fund

Core Bond Fund

Diversified Income Fund

Diversified International Fund

Dynamic Asset Allocation Fund

Government Money Market Fund

Growth Fund

International Small Cap Fund

Louisiana Tax-Free Income Fund

Microcap Fund

Mississippi Tax-Free Income Fund

Quantitative Long/Short Fund

U.S. Small Cap Fund

Value Fund

The Advisors’ Inner Circle Fund II

Hancock Horizon Family of Funds	July 31, 2015 (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-990-2434; and (ii) on the Commission’s website at http://www.sec.gov.

Disclosure of Fund Expenses (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2015 to July 31, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return — This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the “Expenses Paid During Period” column.

• Hypothetical 5% return — This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

July 31, 2015 (Unaudited)

	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Annualized Expense Ratios	Expenses Paid During Period*
Burkenroad Small Cap Fund
Actual Fund Return
Class A	$1,000.00	$1,080.00	1.36%	$7.01
Class D	1,000.00	1,078.70	1.61%	8.30

Hypothetical 5% Return
Class A	$1,000.00	$1,018.05	1.36%	$6.80
Class D	1,000.00	1,016.81	1.61%	8.05

Core Bond Fund (1)
Actual Fund Return
Institutional Class	$1,000.00	$991.20	0.75%	$3.70
Class A	1,000.00	989.30	1.00%	4.93
Class C	1,000.00	986.20	1.75%	8.62

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.08	0.75%	$3.76
Class A	1,000.00	1,019.84	1.00%	5.01
Class C	1,000.00	1,016.12	1.75%	8.75

Diversified Income Fund (1)
Actual Fund Return
Institutional Class	$1,000.00	$980.80	0.90%	$4.42
Class A	1,000.00	979.80	1.15%	5.65
Class C	1,000.00	975.60	1.90%	9.31

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.33	0.90%	$4.51
Class A	1,000.00	1,019.09	1.15%	5.76
Class C	1,000.00	1,015.37	1.90%	9.49

Diversified International Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,011.40	1.22%	$6.08
Class A	1,000.00	1,010.50	1.47%	7.33
Class C	1,000.00	1,006.40	2.22%	11.04

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.74	1.22%	$6.11
Class A	1,000.00	1,017.50	1.47%	7.35
Class C	1,000.00	1,013.79	2.22%	11.08

	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Annualized Expense Ratios	Expenses Paid During Period*
Dynamic Asset Allocation Fund**(1)
Actual Fund Return
Institutional Class	$1,000.00	$934.70	1.40%	$2.30	†
Class A	1,000.00	934.00	1.65%	2.71	†
Class C	1,000.00	933.30	2.40%	3.94	†

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.85	1.40%	$7.00	*
Class A	1,000.00	1,016.61	1.65%	8.25	*
Class C	1,000.00	1,012.89	2.40%	11.98	*

Government Money Market Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.10	0.08%	$0.40
Institutional Sweep Class	1,000.00	1,000.10	0.08%	0.40
Class A	1,000.00	1,000.10	0.08%	0.40

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,024.40	0.08%	$0.40
Institutional Sweep Class	1,000.00	1,024.40	0.08%	0.40
Class A	1,000.00	1,024.40	0.08%	0.40

Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,084.10	1.00%	$5.17
Class A	1,000.00	1,083.10	1.25%	6.46
Class C	1,000.00	1,078.90	2.00%	10.31

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.84	1.00%	$5.01
Class A	1,000.00	1,018.60	1.25%	6.26
Class C	1,000.00	1,014.88	2.00%	9.99

International Small Cap Fund**
Actual Fund Return
Institutional Class	$1,000.00	$995.30	1.55%	$2.63	†
Class A	1,000.00	994.70	1.80%	3.05	†
Class C	1,000.00	994.00	2.55%	4.32	†

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.11	1.55%	$7.75	*
Class A	1,000.00	1,015.87	1.80%	9.00	*
Class C	1,000.00	1,012.15	2.55%	12.72	*

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**	Commenced operations on May 29, 2015.
†	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period from inception to date).
(1)	Excludes indirect expenses of underlying funds in which the Fund invests.

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Annualized Expense Ratios	Expenses Paid During Period*
Louisiana Tax-Free Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$987.20	0.75%	$3.70
Class A	1,000.00	986.00	1.00%	4.92
Class C	1,000.00	985.50	1.75%	8.62

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.08	0.75%	$3.76
Class A	1,000.00	1,019.84	1.00%	5.01
Class C	1,000.00	1,016.12	1.75%	8.75

Microcap Fund**
Actual Fund Return
Institutional Class	$1,000.00	$1,002.00	1.50%	$2.55	†
Class A	1,000.00	1,002.00	1.75%	2.98	†
Class C	1,000.00	1,000.70	2.50%	4.25	†

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.36	1.50%	$7.50	*
Class A	1,000.00	1,016.12	1.75%	8.75	*
Class C	1,000.00	1,012.40	2.50%	12.47	*

Mississippi Tax-Free Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$979.30	0.75%	$3.68
Class A	1,000.00	978.00	1.00%	4.90
Class C	1,000.00	974.60	1.75%	8.57

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.08	0.75%	$3.76
Class A	1,000.00	1,019.84	1.00%	5.01
Class C	1,000.00	1,016.12	1.75%	8.75

	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Annualized Expense Ratios	Expenses Paid During Period*
Quantitative Long/Short Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,045.90	1.55%	$7.86
Class A	1,000.00	1,044.40	1.80%	9.12
Class C	1,000.00	1,040.40	2.56%	12.95

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.11	1.55%	$7.75
Class A	1,000.00	1,015.87	1.80%	9.00
Class C	1,000.00	1,012.10	2.56%	12.77

U.S. Small Cap Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,144.80	1.10%	$5.85
Class A	1,000.00	1,143.70	1.35%	7.18
Class C	1,000.00	1,139.80	2.10%	11.14

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.34	1.10%	$5.51
Class A	1,000.00	1,018.10	1.35%	6.76
Class C	1,000.00	1,014.38	2.10%	10.49

Value Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,055.10	1.00%	$5.10
Class A	1,000.00	1,053.70	1.25%	6.37
Class C	1,000.00	1,049.60	2.00%	10.16

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.84	1.00%	$5.01
Class A	1,000.00	1,018.60	1.25%	6.26
Class C	1,000.00	1,014.88	2.00%	9.99

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**	Commenced operations on May 29, 2015.
†	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period from inception to date).

Schedules of Investments	July 31, 2015 (Unaudited)

Burkenroad Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 97.6%
Aerospace & Defense — 1.1%
HEICO	150,000	$8,225
Total Aerospace & Defense		8,225
Apparel & Textiles — 1.1%
Oxford Industries	100,000	8,393
Total Apparel & Textiles		8,393
Automotive — 3.6%
Asbury Automotive Group*	120,000	10,596
CST Brands	206,897	7,837
Group 1 Automotive	90,000	8,727
Total Automotive		27,160
Banks — 11.1%
EverBank Financial	450,000	8,973
First Financial Bankshares	290,000	9,854
International Bancshares	340,000	9,156
Prosperity Bancshares	140,000	7,643
Renasant	290,000	9,324
Southside Bancshares	325,500	8,893
Synovus Financial	350,000	11,032
Trustmark	350,000	8,414
United Community Banks	520,000	10,852
Total Banks		84,141
Broadcasting, Newspapers and Advertising — 1.6%
Gray Television*	730,000	12,330
Total Broadcasting, Newspapers and Advertising		12,330

Description	Shares	Value (000)
Commercial Services — 1.2%
Insperity	180,000	$9,050
Total Commercial Services		9,050
Computer Software — 4.2%
Ebix	350,000	10,847
Manhattan Associates*	210,000	13,612
SolarWinds*	180,000	7,180
Total Computer Software		31,639
Computers & Services — 2.5%
Cardtronics*	250,000	9,268
Sykes Enterprises*	390,000	9,508
Total Computers & Services		18,776
Data Processing & Outsourced Services — 1.1%
FTI Consulting*	200,000	8,184
Total Data Processing & Outsourced Services		8,184
Electrical Utilities — 2.4%
El Paso Electric	220,000	8,014
TECO Energy	440,000	9,733
Total Electrical Utilities		17,747
Electronic Components & Equipment — 1.0%
Tech Data*	135,000	7,875
Total Electronic Components & Equipment		7,875
Engineering Services — 3.1%
Comfort Systems USA	350,000	9,674
Dycom Industries*	210,000	13,873
Total Engineering Services		23,547
Entertainment — 1.3%
Six Flags Entertainment	210,000	9,794
Total Entertainment		9,794
Financial Services — 0.7%
Cash America International	200,000	5,546
Total Financial Services		5,546
Food, Beverage & Tobacco — 6.2%
Cal-Maine Foods	210,000	11,374
Flowers Foods	430,000	9,314
Fresh Del Monte Produce	250,000	9,880

Schedules of Investments

Burkenroad Small Cap Fund (continued)

Description	Shares	Value (000)
Food, Beverage & Tobacco (continued)
National Beverage*	390,000	$9,270
Sanderson Farms	100,000	7,201
Total Food, Beverage & Tobacco		47,039
Gas & Natural Gas — 1.2%
Atmos Energy	160,000	8,848
Total Gas & Natural Gas		8,848
Hotels & Lodging — 3.6%
Interval Leisure Group	376,000	8,016
La Quinta Holdings*	420,000	8,913
Marriott Vacations Worldwide	120,000	10,032
Total Hotels & Lodging		26,961
Household Products — 1.4%
Helen of Troy*	120,000	10,534
Total Household Products		10,534
Insurance — 6.9%
American National Insurance	80,000	8,556
Amerisafe	220,000	11,011
HCI Group	200,000	8,976
Infinity Property & Casualty	120,000	9,301
Primerica	170,000	7,689
United Insurance Holdings	400,000	6,424
Total Insurance		51,957
Machinery — 2.2%
Alamo Group	170,000	8,932
Sun Hydraulics	215,000	7,615
Total Machinery		16,547
Medical Products & Services — 7.5%
ExamWorks Group*	220,000	7,718
Greatbatch*	190,000	10,361
HealthSouth	220,000	10,054
MedAssets*	370,000	8,621
MiMedx Group*	740,000	7,940
US Physical Therapy	225,000	11,893
Total Medical Products & Services		56,587
Office Furniture & Fixtures — 1.2%
Interface, Cl A	350,000	9,090
Total Office Furniture & Fixtures		9,090

Description	Shares	Value (000)
Paper & Paper Products — 3.6%
Graphic Packaging Holding	640,000	$9,664
Neenah Paper	155,000	9,390
Schweitzer-Mauduit International	200,000	7,940
Total Paper & Paper Products		26,994
Petroleum & Fuel Products — 5.3%
Atwood Oceanics	240,000	4,992
Exterran Holdings	210,000	5,206
Forum Energy Technologies*	390,000	5,959
Oil States International*	160,000	4,818
RPC	490,000	6,027
SEACOR Holdings*	100,000	6,317
Superior Energy Services	400,000	6,800
Total Petroleum & Fuel Products		40,119
Petroleum Refining — 2.7%
Alon USA Energy	570,000	10,608
Western Refining	220,000	9,715
Total Petroleum Refining		20,323
Real Estate Investment Trusts — 2.3%
EastGroup Properties	130,000	7,826
Lamar Advertising, Cl A	160,000	9,608
Total Real Estate Investment Trusts		17,434
Retail — 9.4%
Bloomin’ Brands	300,000	6,987
Brinker International	150,000	8,985
Dave & Buster’s Entertainment*	230,000	8,924
Hibbett Sports*	190,000	8,654
MarineMax*	370,000	6,682
Pool	150,000	10,563
Popeyes Louisiana Kitchen*	160,000	9,709
Ruth’s Hospitality Group	620,000	10,869
Total Retail		71,373
Semi-Conductors & Instruments — 4.4%
Benchmark Electronics*	350,000	7,721
Cirrus Logic*	325,000	10,728
Diodes*	330,000	7,323
Jabil Circuit	350,000	7,087
Total Semi-Conductors & Instruments		32,859
Telecommunication Services — 0.6%
Premiere Global Services*	422,000	4,553
Total Telecommunication Services		4,553

Schedules of Investments	July 31, 2015 (Unaudited)

Burkenroad Small Cap Fund (concluded)

Description	Shares	Value (000)
Transportation Services — 3.1%
Ryder System	95,000	$8,599
Saia*	170,000	7,381
Trinity Industries	260,000	7,608
Total Transportation Services		23,588
Total Common Stock (Cost $580,726 (000))		737,213
Cash Equivalent (A) — 2.6%
Federated Prime Obligations Fund, Institutional Class, 0.030%	19,828,491	19,828
Total Cash Equivalent (Cost $19,828 (000))		19,828
Total Investments — 100.2% (Cost $600,554 (000))		$757,041

Percentages are based on net assets of $755,888 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Core Bond Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Corporate Bonds — 54.8%
Advertising — 0.1%
Visant
10.000%, 10/01/17	$250	$194
Total Advertising		194
Aerospace & Defense — 1.9%
Erickson
8.250%, 05/01/20	250	196
Honeywell International
5.300%, 03/01/18	1,400	1,539
Rockwell Collins (A)
0.636%, 12/15/16	2,000	2,000
United Technologies
4.500%, 04/15/20	1,000	1,100
Total Aerospace & Defense		4,835
Automotive — 0.2%
American Axle & Manufacturing
6.625%, 10/15/22	250	261
Titan International
6.875%, 10/01/20	250	221
Total Automotive		482
Banks — 7.1%
Bank of America MTN (A)
1.335%, 03/22/18	2,000	2,016
Branch Banking & Trust (A)
0.713%, 12/01/16	2,500	2,498
General Electric Capital MTN
1.075%, 04/15/20 (A)	1,745	1,757
0.874%, 01/08/16 (A)	1,000	1,002
0.546%, 08/07/18 (A)	5,000	4,988
JPMorgan Chase (A)
1.195%, 01/25/18	1,000	1,007

Description	Face Amount (000)	Value (000)
Banks (continued)
Toronto-Dominion Bank MTN (A)
0.741%, 09/09/16	$5,000	$5,017
Total Banks		18,285
Broadcasting, Newspapers and Advertising — 0.1%
iHeartCommunications
10.000%, 01/15/18	250	200
Total Broadcasting, Newspapers and Advertising		200
Building & Construction — 0.8%
Beazer Homes USA
7.250%, 02/01/23	250	241
CRH America
8.125%, 07/15/18	1,300	1,518
K Hovnanian Enterprises (B)
7.250%, 10/15/20	250	252
Total Building & Construction		2,011
Chemicals — 0.7%
Cornerstone Chemical (B)
9.375%, 03/15/18	250	261
Dow Chemical
4.250%, 11/15/20	1,000	1,064
Hexion
6.625%, 04/15/20	250	229
Momentive Performance Materials
3.880%, 10/24/21	250	217
Total Chemicals		1,771
Commercial Services — 0.1%
Global A&T Electronics (B)
10.000%, 02/01/19	250	224
Total Commercial Services		224
Computer Software — 0.3%
BMC Software
7.250%, 06/01/18	250	219
Interface Security Systems Holdings
9.250%, 01/15/18	500	510
Total Computer Software		729
Computers & Services — 4.8%
Apple
3.450%, 05/06/24	6,000	6,136

Schedules of Investments	July 31, 2015 (Unaudited)

Core Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Computers & Services (continued)
Cisco Systems
3.625%, 03/04/24	$6,000	$6,231
Total Computers & Services		12,367
E-Commerce/Services — 0.1%
Mood Media (B)
9.250%, 10/15/20	250	204
Total E-Commerce/Services		204
Electrical Utilities — 1.4%
GenOn Energy
9.500%, 10/15/18	250	252
Georgia Power (A)
0.632%, 08/15/16	2,000	1,997
Gulf Power
3.100%, 05/15/22	1,250	1,273
Total Electrical Utilities		3,522
Energy-Alternate Sources — 0.0%
Linc USA GP (B)
12.500%, 10/31/17	500	125
Total Energy-Alternate Sources		125
Entertainment — 4.1%
Boyd Gaming
9.000%, 07/01/20	250	272
DIRECTV Holdings
5.200%, 03/15/20	1,500	1,652
Lee Enterprises (B)
9.500%, 03/15/22	250	255
McClatchy
9.000%, 12/15/22	200	184
Scientific Games
8.125%, 09/15/18	250	241
Viacom
5.625%, 09/15/19	1,500	1,670
4.500%, 03/01/21	5,000	5,320
3.875%, 12/15/21	1,000	1,002
Total Entertainment		10,596
Financial Services — 13.7%
American Honda Finance (B)
1.500%, 09/11/17	2,000	2,009
American Honda Finance MTN (A)
0.784%, 10/07/16	2,000	2,008

Description	Face Amount (000)	Value (000)
Financial Services (continued)
BP Capital Markets
0.911%, 09/26/18 (A)	$3,550	$3,559
0.696%, 11/07/16 (A)	2,000	2,002
Ford Motor Credit
3.000%, 06/12/17	3,000	3,057
1.529%, 05/09/16 (A)	2,405	2,416
Goldman Sachs Group (A)
1.497%, 04/30/18	3,000	3,028
Goldman Sachs Group MTN
6.000%, 06/15/20	2,000	2,292
Innovation Ventures (B)
9.500%, 08/15/19	208	214
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,396
1.300%, 03/12/18	1,000	996
Morgan Stanley MTN
5.550%, 04/27/17	970	1,035
1.536%, 04/25/18 (A)	3,000	3,042
Total Capital International (A)
0.849%, 08/10/18	3,108	3,117
Wachovia (A)
0.541%, 06/15/17	5,000	4,980
Total Financial Services		35,151
Food, Beverage & Tobacco — 2.5%
Alliance One International
9.875%, 07/15/21	250	219
Coca-Cola
3.300%, 09/01/21	1,000	1,046
1.150%, 04/01/18	2,000	1,993
PepsiCo
1.850%, 04/30/20	2,000	1,963
SABMiller Holdings (A) (B)
0.968%, 08/01/18	1,000	999
SUPERVALU
6.750%, 06/01/21	250	255
Total Food, Beverage & Tobacco		6,475
Gas & Natural Gas — 2.2%
Enbridge Energy Partners
6.500%, 04/15/18	5,125	5,630
Total Gas & Natural Gas		5,630

Schedules of Investments

Core Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Insurance — 1.9%
American International Group
4.875%, 06/01/22	$4,500	$4,973
Total Insurance		4,973
Manufacturing — 0.2%
ConAgra Foods
1.900%, 01/25/18	500	498
Total Manufacturing		498
Medical Products & Services — 3.3%
Amgen
3.625%, 05/22/24	6,000	5,994
Covenant Surgical Partners (B)
8.750%, 08/01/19	250	250
Humana
7.200%, 06/15/18	1,425	1,623
Tenet Healthcare
6.000%, 10/01/20	250	272
Universal Hospital Services
7.625%, 08/15/20	250	234
Valeant Pharmaceuticals International (B)
6.125%, 04/15/25	250	261
Total Medical Products & Services		8,634
Metals & Mining — 1.9%
AK Steel
7.625%, 05/15/20	250	178
Nucor
4.000%, 08/01/23	4,500	4,544
Thompson Creek Metals
9.750%, 12/01/17	250	239
Total Metals & Mining		4,961
Paper & Related Products — 0.1%
Tembec Industries (B)
9.000%, 12/15/19	250	202
Verso Paper Holdings
11.750%, 01/15/19	350	154
Total Paper & Related Products		356
Petroleum & Fuel Products — 1.0%
Chesapeake Energy
6.500%, 08/15/17	250	244
Cloud Peak Energy Resources
8.500%, 12/15/19	250	181
Devon Energy (A)
0.826%, 12/15/16	2,000	1,978

Description	Face Amount (000)	Value (000)
Petroleum & Fuel Products (continued)
Transocean
6.875%, 12/15/21	$250	$212
Total Petroleum & Fuel Products		2,615
Printing & Publishing — 0.3%
American Media
11.500%, 12/15/17	500	524
Cenveo (B)
6.000%, 08/01/19	250	224
Total Printing & Publishing		748
Retail — 3.4%
Bon-Ton Department Stores
8.000%, 06/15/21	250	188
Home Depot
3.750%, 02/15/24	6,000	6,290
Icon Health & Fitness (B)
11.875%, 10/15/16	250	249
Quiksilver (B)
7.875%, 08/01/18	250	211
Target
5.375%, 05/01/17	1,000	1,075
Toys R Us
10.375%, 08/15/17	250	201
Yum! Brands
6.250%, 04/15/16	500	517
Total Retail		8,731
Semi-Conductors & Instruments — 0.1%
Advanced Micro Devices
7.750%, 08/01/20	250	168
Total Semi-Conductors & Instruments		168
Telephones & Telecommunication — 2.1%
AT&T
5.800%, 02/15/19	2,800	3,133
Avaya (B)
9.000%, 04/01/19	250	255
Cequel Communications Holdings I (B)
6.375%, 09/15/20	250	252
Cincinnati Bell
8.375%, 10/15/20	250	262
Frontier Communications
8.750%, 04/15/22	350	347
GTE
6.840%, 04/15/18	445	504

Schedules of Investments	July 31, 2015 (Unaudited)

Core Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Telephones & Telecommunication (continued)
Intelsat Luxembourg
6.750%, 06/01/18	$250	$234
Level 3 Financing
5.375%, 08/15/22	250	253
Sprint Capital
6.900%, 05/01/19	250	245
Total Telephones & Telecommunication		5,485
Transportation Services — 0.4%
Accuride
9.500%, 08/01/18	85	86
PACCAR Financial MTN (A)
0.835%, 12/06/18	1,000	1,007
Total Transportation Services		1,093
Total Corporate Bonds (Cost $141,681 (000))		141,063
Municipal Bonds — 19.4%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,112
Birmingham Water Works Board, Ser A, RB
3.875%, 01/01/32	2,000	2,020
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,148
City & County of San Francisco, California, GO
4.600%, 06/15/20	1,000	1,085
City of Austin, Texas, RB
5.086%, 11/15/25	500	567
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,631
City of Dallas, Texas, GO
4.660%, 02/15/24	1,000	1,101
4.589%, 02/15/21	1,000	1,126
4.489%, 02/15/20	500	560
4.389%, 02/15/19	500	551
City of Lafayette, Louisiana, Ser A, RB, AGM
7.230%, 03/01/34	1,000	1,121
City of New Orleans, Louisiana, GO
2.123%, 09/01/17	2,190	2,202
City of New York, New York, Sub-Ser G-2, GO
3.500%, 03/01/16	1,500	1,524
Clark County School District Finance, RB
5.200%, 06/01/26	2,000	2,123
County of Cumberland, North Carolina, RB
6.100%, 11/01/25	1,000	1,163

Description	Face Amount (000)	Value (000)
Municipal Bonds (continued)
County of Guilford, North Carolina, GO
4.641%, 08/01/22	$1,000	$1,131
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,212
County of St. Louis, Missouri, RB
5.200%, 12/01/28	2,000	2,232
East Baton Rouge, Louisiana, Sewerage Commission, RB
3.543%, 02/01/16	1,000	1,013
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	1,000	1,125
5.391%, 07/01/20	400	448
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	1,500	1,660
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,109
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO
5.250%, 09/01/26	1,830	1,960
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
6.080%, 12/15/25	2,500	2,898
Macomb Interceptor Drain District, Michigan, GO
4.250%, 05/01/21	1,500	1,530
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	1,000	1,066
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,629
Rollins College, RB, AGM
5.750%, 12/01/20	1,500	1,634
State of California, GO
5.250%, 08/01/38	1,000	1,106
State of Louisiana, Ser B, GO
2.000%, 05/15/20	6,000	6,069
State of Louisiana, Ser D, GO
2.269%, 07/15/20	1,000	1,024
State of Mississippi, GO
1.351%, 11/01/17	1,000	1,011
State of Rhode Island, GO
4.663%, 04/01/21	1,000	1,099
Total Municipal Bonds (Cost $46,733 (000))		49,990

Schedules of Investments

Core Bond Fund (continued)

Description	Face Amount (000)	Value (000)
U.S. Government Mortgage-Backed Obligations — 12.8%
FHLMC
5.500%, 08/01/21	$103	$110
5.500%, 10/01/36	124	139
5.000%, 10/01/16	26	27
5.000%, 04/01/22	101	109
5.000%, 04/01/23	45	49
4.500%, 05/01/24	112	120
3.500%, 05/15/25	2,671	2,760
3.000%, 12/01/26	3,280	3,406
FNMA
6.500%, 01/01/32	44	51
6.000%, 08/01/35	205	232
6.000%, 05/01/36	83	95
6.000%, 07/01/36	25	29
5.500%, 06/01/25	231	259
5.500%, 10/01/34	64	72
5.500%, 01/01/36	16	18
5.500%, 02/01/36	63	70
5.500%, 04/01/36	63	70
5.000%, 10/01/18	48	50
5.000%, 12/01/18	39	41
5.000%, 11/01/21	76	81
5.000%, 05/01/38	186	206
4.500%, 07/01/18	61	63
4.500%, 07/01/24	326	352
4.000%, 04/01/31	1,283	1,375
4.000%, 09/01/31	2,257	2,423
3.500%, 09/01/25	993	1,050
3.500%, 06/01/26	1,614	1,707
3.500%, 12/01/31	2,370	2,503
3.500%, 02/01/32	3,207	3,386
3.500%, 12/01/41	2,528	2,629
3.000%, 10/01/21	327	341
2.500%, 04/25/31	2,651	2,635
2.000%, 06/25/30	3,389	3,410
2.000%, 08/25/36	1,304	1,295
GNMA
7.500%, 12/20/29	1	1
6.500%, 03/15/31	6	7
6.500%, 07/15/31	166	190
6.000%, 05/15/28	1	1
6.000%, 09/15/34	189	214
6.000%, 11/15/34	32	38
6.000%, 12/15/34	59	69
5.500%, 01/15/36	377	428
5.500%, 04/15/36	196	222
5.000%, 09/15/17	29	29

Description	Face Amount (000)/Shares	Value (000)
GNMA (continued)
5.000%, 12/15/17	$30	$31
5.000%, 10/15/18	5	5
5.000%, 11/15/18	4	5
5.000%, 01/15/19	102	109
5.000%, 03/15/33	7	8
5.000%, 04/15/33	4	5
5.000%, 06/15/33	27	30
5.000%, 04/15/38	226	250
4.500%, 02/15/20	132	140
Total U.S. Government Mortgage-Backed Obligations (Cost $31,701 (000))		32,945
Registered Investment Company — 4.8%
Open-End Fund — 4.8%
BlackRock High Yield Portfolio, Institutional Class	1,572,433	12,312
Total Open-End Fund		12,312
Total Registered Investment Company (Cost $12,853 (000))		12,312
U.S. Government Agency Obligations — 3.0%
FFCB
5.540%, 11/07/16	1,500	1,595
FHLB
5.000%, 12/09/16	1,000	1,058
FNMA
2.625%, 09/06/24	5,000	5,057
Total U.S. Government Agency Obligations (Cost $7,426 (000))		7,710
Asset-Backed Security (A) — 1.2%
Ford Credit Floorplan Master Owner Trust
0.567%, 01/15/18	3,000	3,001
Total Asset-Backed Security (Cost $3,000 (000))		3,001
Convertible Bond (C) — 0.0%
Petroleum & Fuel Products — 0.0%
Alpha Natural Resources
3.750%, 12/15/17	500	15
Total Petroleum & Fuel Products		15
Total Convertible Bond (Cost $236 (000))		15
U.S. Treasury Obligation — 2.0%
U.S. Treasury Note
2.375%, 08/15/24	5,000	5,081
Total U.S. Treasury Obligation (Cost $5,020 (000))		5,081

Schedules of Investments	July 31, 2015 (Unaudited)

Core Bond Fund (concluded)

Description	Shares	Value (000)
Cash Equivalent (D) — 1.4%
Federated Prime Obligations Fund, Institutional Class, 0.030%	3,554,368	$3,554
Total Cash Equivalent (Cost $3,554 (000))		3,554
Total Investments — 99.4% (Cost $252,204 (000))		$255,671

Percentages are based on net assets of $257,332 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at July 31, 2015.
(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $6,447 (000s), representing 2.5% of the net assets.
(C)	Security is in default on interest payments.
(D)	The rate reported is the 7-day effective yield as of July 31, 2015.

AGM — Assured Guaranty Municipal

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Diversified Income Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Corporate Bonds — 35.7%
Advertising — 0.6%
Visant
10.000%, 10/01/17	$500	$389
Total Advertising		389
Aerospace & Defense — 0.6%
Erickson
8.250%, 05/01/20	500	392
Total Aerospace & Defense		392
Automotive — 1.5%
American Axle & Manufacturing
6.625%, 10/15/22	500	523
Titan International
6.875%, 10/01/20	500	442
Total Automotive		965
Broadcasting, Newspapers and Advertising — 0.6%
iHeartCommunications
10.000%, 01/15/18	500	400
Total Broadcasting, Newspapers and Advertising		400
Building & Construction — 2.4%
Beazer Homes USA
7.250%, 02/01/23	500	481
Cemex Finance (A)
9.375%, 10/12/22	500	559
K Hovnanian Enterprises (A)
7.250%, 10/15/20	500	505
Total Building & Construction		1,545

Description	Face Amount (000)	Value (000)
Casinos & Gambling — 0.8%
Boyd Gaming (A)
9.000%, 07/01/20	$500	$544
Total Casinos & Gambling		544
Chemicals — 2.2%
Cornerstone Chemical (A)
9.375%, 03/15/18	500	522
Hexion
6.625%, 04/15/20	500	458
Momentive Performance Materials
3.880%, 10/24/21	500	434
Total Chemicals		1,414
Commercial Services — 0.7%
Global A&T Electronics (A)
10.000%, 02/01/19	500	448
Total Commercial Services		448
Computer Software — 1.5%
BMC Software
7.250%, 06/01/18	500	437
Interface Security Systems Holdings
9.250%, 01/15/18	500	510
Total Computer Software		947
E-Commerce/Services — 0.6%
Mood Media (A)
9.250%, 10/15/20	500	408
Total E-Commerce/Services		408
Electrical Utilities — 0.8%
GenOn Energy
9.500%, 10/15/18	500	502
Total Electrical Utilities		502
Energy-Alternate Sources — 0.2%
Linc USA GP (A)
12.500%, 10/31/17	500	125
Total Energy-Alternate Sources		125
Entertainment — 2.1%
Lee Enterprises (A)
9.500%, 03/15/22	500	510
McClatchy
9.000%, 12/15/22	405	373

Schedules of Investments	July 31, 2015 (Unaudited)

Diversified Income Fund (continued)

Description	Face Amount (000)	Value (000)
Entertainment (continued)
Scientific Games
8.125%, 09/15/18	$500	$482
Total Entertainment		1,365
Financial Services — 1.5%
General Electric Capital (B) (C)
5.250%, 12/31/49	500	511
Innovation Ventures (A)
9.500%, 08/15/19	460	473
Total Financial Services		984
Food, Beverage & Tobacco — 1.5%
Alliance One International
9.875%, 07/15/21	500	439
SUPERVALU
6.750%, 06/01/21	500	510
Total Food, Beverage & Tobacco		949
Gas & Natural Gas — 0.9%
Teekay
8.500%, 01/15/20	500	549
Total Gas & Natural Gas		549
Medical Products & Services — 2.8%
Covenant Surgical Partners (A)
8.750%, 08/01/19	250	250
Tenet Healthcare
6.000%, 10/01/20	500	544
Universal Hospital Services
7.625%, 08/15/20	500	467
Valeant Pharmaceuticals International (A)
6.125%, 04/15/25	500	523
Total Medical Products & Services		1,784
Metals & Mining — 1.3%
AK Steel
7.625%, 05/15/20	500	356
Thompson Creek Metals
9.750%, 12/01/17	500	478
Total Metals & Mining		834
Paper & Related Products — 1.0%
Tembec Industries (A)
9.000%, 12/15/19	500	405
Verso Paper Holdings
11.750%, 01/15/19	500	220
Total Paper & Related Products		625

Description	Face Amount (000)	Value (000)
Petroleum & Fuel Products — 2.0%
Chesapeake Energy
6.500%, 08/15/17	$500	$487
Cloud Peak Energy Resources
8.500%, 12/15/19	500	363
Transocean
6.875%, 12/15/21	500	423
Total Petroleum & Fuel Products		1,273
Printing & Publishing — 1.5%
American Media
11.500%, 12/15/17	500	524
Cenveo (A)
6.000%, 08/01/19	500	447
Total Printing & Publishing		971
Retail — 2.7%
Bon-Ton Department Stores
8.000%, 06/15/21	500	375
Icon Health & Fitness (A)
11.875%, 10/15/16	500	497
Quiksilver (A)
7.875%, 08/01/18	500	422
Toys R Us
10.375%, 08/15/17	500	403
Total Retail		1,697
Semi-Conductors & Instruments — 0.5%
Advanced Micro Devices
7.750%, 08/01/20	500	337
Total Semi-Conductors & Instruments		337
Telephones & Telecommunication — 5.1%
Avaya (A)
9.000%, 04/01/19	500	510
Cequel Communications Holdings I (A)
6.375%, 09/15/20	250	252
Cincinnati Bell
8.375%, 10/15/20	500	524
Frontier Communications
8.750%, 04/15/22	495	491
Intelsat Luxembourg
6.750%, 06/01/18	500	468
Level 3 Financing
5.375%, 08/15/22	500	505
Sprint Capital
6.900%, 05/01/19	500	490
Total Telephones & Telecommunication		3,240

Schedules of Investments

Diversified Income Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
Transportation Services — 0.3%
Accuride
9.500%, 08/01/18	$165	$168
Total Transportation Services		168
Total Corporate Bonds (Cost $24,964 (000))		22,855
Registered Investment Companies — 31.7%
Exchange Traded Funds — 21.6%
Alerian MLP ETF	597,300	9,205
PowerShares Preferred Portfolio	312,319	4,591
Total Exchange Traded Funds		13,796
Open-End Funds — 10.1%
BlackRock Funds II — Floating Rate Income Portfolio, Institutional Class	384,608	3,954
BlackRock High Yield Portfolio, Institutional Class	318,091	2,490
Total Open-End Funds		6,444
Total Registered Investment Companies (Cost $20,382 (000))		20,240
Preferred Stock — 16.2%
Banks — 2.3%
First Niagara Financial Group
8.625% (B)(C)	17,000	463
JPMorgan Chase
6.700% (C)	16,000	423
Wells Fargo
6.625% (B)(C)	20,000	556
Total Banks		1,442
Financial Services — 3.7%
Ally Financial
8.500% (B)(C)	19,000	495
Goldman Sachs Group
5.500% (B)(C)	20,000	497
Morgan Stanley
6.875% (B)(C)	20,000	543
PPL Capital Funding
5.900%, 04/30/73	22,900	588
State Street
5.900% (B)(C)	10,000	260
Total Financial Services		2,383
Insurance — 5.1%
Aegon
6.375% (C)	22,170	562

Description	Shares	Value (000)
Insurance (continued)
Allstate
5.625% (C)	20,000	$507
American Financial Group
5.750%, 08/25/42	23,010	588
AmTrust Financial Services
7.500% (C)	20,000	508
Hartford Financial Services Group
7.875%, 04/15/42 (B)	18,240	569
Maiden Holdings North America
8.000%, 03/27/42	19,000	509
Total Insurance		3,243
Pipelines — 0.8%
NuStar Logistics
7.625%, 01/15/43 (B)	19,490	522
Total Pipelines		522
Real Estate Investment Trusts — 1.5%
DDR
6.250% (C)	20,000	508
Digital Realty Trust
5.875% (C)	20,000	485
Total Real Estate Investment Trusts		993
Telephones & Telecommunication — 2.1%
Qwest
6.125%, 06/01/53	33,141	846
United States Cellular
7.250%, 12/01/63	20,000	517
Total Telephones & Telecommunication		1,363
Transportation Services — 0.7%
Costamare
7.625% (C)	20,000	436
Total Transportation Services		436
Total Preferred Stock (Cost $10,198 (000))		10,382
Common Stock — 13.6%
Advertising Agencies — 0.1%
Harte-Hanks	8,545	40
Total Advertising Agencies		40
Banks — 1.4%
City Holding	1,670	81
First Financial Bancorp	4,044	77
National Penn Bancshares	6,760	72

Schedules of Investments	July 31, 2015 (Unaudited)

Diversified Income Fund (continued)

Description	Shares	Value (000)
Banks (continued)
NBT Bancorp	2,955	$80
New York Community Bancorp	4,563	87
Northwest Bancshares	5,740	73
People’s United Financial	4,928	80
TrustCo Bank NY	11,270	70
Trustmark	3,370	81
United Bankshares	2,354	95
Valley National Bancorp	6,821	68
Total Banks		864
Computers & Services — 0.1%
Comtech Telecommunications	2,289	66
Total Computers & Services		66
Containers & Packaging — 0.1%
Greif, Cl A	1,820	56
Total Containers & Packaging		56
E-Commerce — 0.3%
Nutrisystem	4,010	121
PetMed Express	5,410	91
Total E-Commerce		212
Electrical Utilities — 1.4%
Ameren	1,775	73
Avista	2,455	81
Consolidated Edison	1,300	83
Duke Energy	1,010	75
Entergy	1,043	74
Exelon	2,075	66
FirstEnergy	2,140	73
Hawaiian Electric Industries	2,980	89
Pinnacle West Capital	1,325	82
PPL	2,205	70
Public Service Enterprise	1,880	78
Southern	1,520	68
Total Electrical Utilities		912
Entertainment — 0.1%
Meredith	1,527	73
Total Entertainment		73
Financial Services — 0.1%
Calamos Asset Management, Cl A	5,713	69
Total Financial Services		69

Description	Shares	Value (000)
Food, Beverage & Tobacco — 0.4%
Altria Group	1,908	$104
Reynolds American	990	85
Universal	1,303	74
Total Food, Beverage & Tobacco		263
Gas & Natural Gas — 0.3%
Laclede Group	1,605	87
Northwest Natural Gas	1,435	62
Total Gas & Natural Gas		149
Insurance — 0.1%
Safety Insurance Group	1,299	75
Total Insurance		75
Medical Products & Services — 0.5%
Computer Programs & Systems	1,270	59
Landauer	1,987	71
Meridian Bioscience	3,960	72
Ventas	1,570	105
Total Medical Products & Services		307
Paper & Paper Products — 0.1%
Schweitzer-Mauduit International	1,838	73
Total Paper & Paper Products		73
Petroleum & Fuel Products — 0.4%
Chevron	620	55
ConocoPhillips	1,039	52
Diamond Offshore Drilling	2,080	46
Ensco, Cl A	2,680	44
Transocean	4,940	66
Total Petroleum & Fuel Products		263
Pharmaceuticals — 0.1%
Pfizer	2,270	82
Total Pharmaceuticals		82
Real Estate Investment Trusts — 7.7%
Alexandria Real Estate Equities	1,100	102
American Campus Communities	2,610	97
Apartment Investment & Management, Cl A	2,580	101
BioMed Realty Trust	4,980	107
Boston Properties	810	100
Brandywine Realty Trust	7,370	102
Camden Property Trust	1,300	104
CBL & Associates Properties	6,140	100

Schedules of Investments

Diversified Income Fund (concluded)

Description	Shares	Value (000)
Real Estate Investment Trusts (continued)
Corporate Office Properties Trust	4,185	$97
Corrections Corp of America	2,925	103
Digital Realty Trust	1,490	96
Duke Realty	5,175	104
EastGroup Properties	1,720	104
EPR Properties	1,790	102
Equity Commonwealth*	3,775	99
Equity Residential	1,350	101
GEO Group	2,735	103
HCP	2,690	104
Health Care	1,505	104
Healthcare Realty Trust	4,265	103
Highwoods Properties	2,425	103
Home Properties	1,385	102
Hospitality Properties Trust	3,395	93
Kimco Realty	4,140	102
Kite Realty Group Trust	3,840	101
Lexington Realty Trust	11,620	100
Liberty Property Trust	3,035	103
Macerich	1,300	103
Mack-Cali Realty	5,270	110
Medical Properties Trust	7,355	101
Mid-America Apartment Communities	1,320	106
National Retail Properties	2,740	102
Omega Healthcare Investors	2,845	103
Piedmont Office Realty Trust, Cl A	5,400	98
Plum Creek Timber	2,470	101
Rayonier	3,900	96
Realty Income	2,155	104
Regency Centers	1,610	103
Retail Properties of America, Cl A	6,930	101
Ryman Hospitality Properties	1,740	100
Senior Housing Properties Trust	5,730	99
Spirit Realty Capital	9,990	101
Sun Communities	1,500	104
UDR	3,030	102
VEREIT	11,650	102
Washington Real Estate Investment Trust	3,825	103
Weingarten Realty Investors	2,900	102
WP Carey	1,670	102
Total Real Estate Investment Trusts		4,880
Retail — 0.1%
Mattel	3,330	77
Total Retail		77

Description	Shares/Face Amount (000)	Value (000)
Telephones & Telecommunication — 0.3%
AT&T	2,035	$71
CenturyLink	2,155	62
Verizon Communications	1,500	70
Total Telephones & Telecommunication		203
Total Common Stock (Cost $8,337 (000))		8,664
Convertible Bond (D) — 0.0%
Petroleum & Fuel Products — 0.0%
Alpha Natural Resources
3.750%, 12/15/17	$500	15
Total Petroleum & Fuel Products		15
Total Convertible Bond (Cost $236 (000))		15
Cash Equivalent (E) — 2.6%
Federated Prime Obligations Fund, Institutional Class, 0.030%	1,643,826	1,644
Total Cash Equivalent (Cost $1,644 (000))		1,644
Total Investments — 99.8% (Cost $65,761 (000))		$63,800

Percentages are based on net assets of $63,940 (000).

*	Non-income producing security.
(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $7,400 (000s), representing 11.6% of the net assets.
(B)	Variable Rate Security — The rate reported is the rate in effect at July 31, 2015.
(C)	Perpetual Maturity
(D)	Security is in default on interest payments.
(E)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl — Class

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2015 (Unaudited)

Diversified International Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 97.9%
Australia — 1.0%
BHP Billiton ADR	120,161	$4,611
Total Australia		4,611
Austria — 5.4%
Conwert Immobilien Invest	346,705	4,231
Erste Group Bank	229,879	6,931
Schoeller-Bleckmann Oilfield Equipment	86,183	4,901
Voestalpine	182,954	7,899
Total Austria		23,962
Bermuda — 3.2%
Everest Re Group	76,804	14,064
Total Bermuda		14,064
Brazil — 2.5%
Banco Bradesco ADR	445,165	3,535
Banco do Brasil	542,100	3,464
Qualicorp	731,200	4,315
Total Brazil		11,314
Canada — 2.6%
Magna International	145,129	7,927
Rogers Communications, Cl B	108,424	3,804
Total Canada		11,731
China — 6.3%
Anhui Conch Cement, Cl H	1,976,000	6,143
China Oilfield Services, Cl H	4,387,200	5,382
Industrial & Commercial Bank of China, Cl H	7,817,000	5,385
Mindray Medical International ADR	234,970	6,412

Description	Shares	Value (000)
China (continued)
Weichai Power, Cl H	3,224,800	$4,842
Total China		28,164
Colombia — 0.9%
Bancolombia ADR	107,773	4,160
Total Colombia		4,160
Czech Republic — 1.2%
Komercni Banka	22,693	5,106
Total Czech Republic		5,106
France — 2.9%
Societe Generale	136,215	6,743
Sodexo	66,441	6,229
Total France		12,972
Hong Kong — 1.7%
Orient Overseas International	1,549,700	7,656
Total Hong Kong		7,656
India — 4.5%
HDFC Bank ADR	163,820	10,234
ICICI Bank ADR	996,020	10,030
Total India		20,264
Indonesia — 0.8%
Indofood Sukses Makmur	7,444,700	3,357
Total Indonesia		3,357
Ireland — 9.2%
ICON*	276,391	22,331
Shire	209,563	18,575
Total Ireland		40,906
Japan — 8.9%
Denso	306,600	15,220
Hitachi	1,090,000	7,077
Nippon Steel & Sumitomo Metal	2,484,000	5,876
Secom	170,700	11,515
Total Japan		39,688
Netherlands — 3.7%
Core Laboratories	107,463	11,781
Royal Dutch Shell, Cl A	163,456	4,728
Total Netherlands		16,509

Schedules of Investments

Diversified International Fund (concluded)

Description	Shares	Value (000)
Norway — 6.1%
DNB	751,445	$12,314
Norsk Hydro	1,316,696	4,935
StatoilHydro ADR	342,533	5,792
Subsea 7	497,023	4,375
Total Norway		27,416
Panama — 3.0%
Carnival	247,965	13,214
Total Panama		13,214
Singapore — 2.8%
DBS Group Holdings	520,000	7,669
United Industrial	2,005,900	4,911
Total Singapore		12,580
South Korea — 2.4%
Hyundai Mobis	31,796	5,801
Samsung Electronics	4,930	4,993
Total South Korea		10,794
Spain — 3.1%
Amadeus IT Holding, Cl A	315,669	13,850
Total Spain		13,850
Sweden — 2.1%
Getinge, Cl B	385,258	9,511
Total Sweden		9,511
Switzerland — 7.4%
Credit Suisse Group ADR	222,335	6,548
Novartis ADR	129,377	13,423
Roche Holding	45,386	13,180
Total Switzerland		33,151
Taiwan — 3.0%
Advanced Semiconductor Engineering	7,854,000	9,080
Taiwan Semiconductor Manufacturing	971,000	4,290
Total Taiwan		13,370
Turkey — 2.3%
Akbank	1,995,439	5,359
Turkiye Garanti Bankasi	1,678,101	4,981
Total Turkey		10,340

Description	Shares	Value (000)
United Kingdom — 10.9%
ARM Holdings ADR	407,407	$19,164
Diageo	380,084	10,614
HSBC Holdings	542,044	4,903
ITV	1,721,629	7,541
Rio Tinto ADR	173,428	6,698
Total United Kingdom		48,920
Total Common Stock (Cost $388,359 (000))		437,610
Cash Equivalents (A) — 1.9%
Dreyfus Government Cash Management, Institutional Class, 0.000%	6,187,484	6,188
Federated Prime Obligations Fund, Institutional Class, 0.030%	2,361,024	2,361
Total Cash Equivalents (Cost $8,549 (000))		8,549
Total Investments — 99.8% (Cost $396,908 (000))		$446,159

Percentages are based on net assets of $447,228 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2015 (Unaudited)

Dynamic Asset Allocation Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Registered Investment Companies — 54.0%
Exchange Traded Funds — 54.0%
iShares Commodities Select Strategy ETF	9,100	$317
iShares Core S&P 500 ETF	4,900	1,038
iShares MSCI EAFE Index Fund	4,215	273
iShares MSCI EAFE Small-Capital ETF	11,780	606
Total Exchange Traded Funds		2,234
Total Registered Investment Companies (Cost $2,275 (000))		2,234
Cash Equivalent (A) — 56.1%
Federated Prime Obligations Fund, Institutional Class, 0.030%	2,322,032	2,322
Total Cash Equivalent (Cost $2,322 (000))		2,322
Total Investments — 110.1% (Cost $4,597 (000))		$4,556

Percentages are based on net assets of $4,137 (000).

(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

EAFE — Europe, Australasia and the Far East

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Government Money Market Fund

Percentages are based on total investments.

Description	Face Amount (000)/Shares	Value (000)
U.S. Government Agency Obligations — 57.2%
FFCB (A)
0.200%, 08/03/15	$15,000	$15,000
0.131%, 09/22/15	20,000	20,000
0.148%, 09/30/15	5,000	5,000
0.170%, 03/18/16	10,000	10,002
0.208%, 04/06/16	10,000	10,003
FHLB (B)
0.068%, 08/12/15	15,000	15,000
0.291%, 02/05/16	10,000	9,985
0.301%, 02/19/16	10,000	9,983
0.301%, 06/01/16	10,000	9,974
FHLMC
0.150%, 08/18/15 (B)	4,300	4,300
0.110%, 08/20/15 (B)	20,000	19,999
0.167%, 10/16/15 (A)	10,000	10,001
FNMA (B)
0.065%, 08/26/15	9,323	9,322
0.060%, 09/02/15	6,838	6,838
0.110%, 11/02/15	15,000	14,996
0.148%, 01/06/16	12,562	12,554
Total U.S. Government Agency Obligations (Cost $182,957 (000))		182,957
U.S. Treasury Obligation (B) — 12.5%
United States Treasury Bill
0.031%, 08/20/15	40,000	39,999
Total U.S. Treasury Obligation (Cost $39,999 (000))		39,999
Cash Equivalent (C) — 6.9%
Federated Treasury Obligations Fund, Institutional Class, 0.010%	22,069,945	22,070
Total Cash Equivalent (Cost $22,070 (000))		22,070

Description	Face Amount (000)	Value (000)
Repurchase Agreement (D) — 23.4%
Bank of Montreal 0.050%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $75,000,313 (collateralized by various Treasury obligations, par values ranging from $722,700 to $42,637,300, 1.125% to 3.375%, 07/31/16 to 05/15/45, with total market value of $76,361,620)	$75,000	$75,000
Total Repurchase Agreement (Cost $75,000 (000))		75,000
Total Investments — 100.0% (Cost $320,026 (000))		$320,026

Percentages are based on net assets of $320,026 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at July 31, 2015.
(B)	Discount Note — The rate reported is the effective yield at time of purchase.
(C)	The rate reported is the 7-day effective yield as of July 31, 2015.
(D)	Tri-party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2015 (Unaudited)

Growth Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 99.3%
Airlines — 1.2%
Southwest Airlines	50,000	$1,810
Total Airlines		1,810
Automotive — 3.2%
AutoZone*	3,500	2,453
O’Reilly Automotive*	10,000	2,403
Total Automotive		4,856
Banks — 3.2%
East West Bancorp	55,000	2,462
Signature Bank NY*	16,000	2,329
Total Banks		4,791
Building & Construction — 1.4%
Toll Brothers*	56,000	2,180
Total Building & Construction		2,180
Cable/Media — 3.1%
AMC Networks, Cl A*	30,000	2,526
Comcast, Cl A	36,000	2,247
Total Cable/Media		4,773
Chemicals — 2.8%
Minerals Technologies	33,000	2,137
PPG Industries	20,000	2,167
Total Chemicals		4,304
Commercial Services — 1.5%
Robert Half International	41,000	2,256
Total Commercial Services		2,256

Description	Shares	Value (000)
Computers & Services — 10.3%
Alliance Data Systems*	7,000	$1,925
Apple	19,000	2,305
ARRIS Group*	65,000	2,010
Broadridge Financial Solutions	44,000	2,388
CoreLogic*	59,000	2,327
F5 Networks*	19,000	2,549
Zebra Technologies, Cl A*	20,000	2,152
Total Computers & Services		15,656
Consumer Products — 1.5%
Nike, Cl B	20,000	2,305
Total Consumer Products		2,305
Data Processing & Outsourced Services — 1.7%
Fiserv*	29,000	2,519
Total Data Processing & Outsourced Services		2,519
Drugs — 4.3%
Allergan*	8,000	2,649
AmerisourceBergen, Cl A	20,000	2,115
Mylan*	32,000	1,792
Total Drugs		6,556
E-Commerce — 1.7%
Expedia	21,000	2,550
Total E-Commerce		2,550
Entertainment — 1.9%
Electronic Arts*	40,000	2,862
Total Entertainment		2,862
Financial Services — 5.8%
BlackRock, Cl A	6,000	2,018
Invesco	58,000	2,239
Moody’s	20,000	2,208
State Street	30,000	2,297
Total Financial Services		8,762
Food, Beverage & Tobacco — 4.6%
Constellation Brands, Cl A	19,000	2,281
Dr Pepper Snapple Group	29,000	2,326
Philip Morris International	27,000	2,309
Total Food, Beverage & Tobacco		6,916
Home Furnishings — 1.5%
Leggett & Platt	47,000	2,247
Total Home Furnishings		2,247

Schedules of Investments

Growth Fund (concluded)

Description	Shares	Value (000)
Hotels & Lodging — 1.4%
Wyndham Worldwide	26,000	$2,146
Total Hotels & Lodging		2,146
Household Products — 1.6%
Snap-on	15,000	2,472
Total Household Products		2,472
Industrials — 1.5%
Textron	52,000	2,273
Total Industrials		2,273
Information Technology — 3.1%
Cognizant Technology Solutions, Cl A*	35,000	2,208
VeriSign*	35,000	2,483
Total Information Technology		4,691
Insurance — 4.6%
Aon	24,000	2,419
Marsh & McLennan	38,000	2,202
Principal Financial Group	44,000	2,442
Total Insurance		7,063
Manufacturing — 3.1%
Acuity Brands	12,000	2,414
Roper Technologies	14,000	2,342
Total Manufacturing		4,756
Medical Products & Services — 11.7%
Becton Dickinson and	15,000	2,282
Biogen*	6,000	1,913
Cigna	14,000	2,017
Gilead Sciences	20,000	2,357
HCA Holdings*	25,000	2,325
Medtronic	30,000	2,352
St. Jude Medical	31,000	2,289
Waters*	17,000	2,269
Total Medical Products & Services		17,804
Petroleum & Fuel Products — 1.1%
FMC Technologies*	52,000	1,703
Total Petroleum & Fuel Products		1,703
Printing & Publishing — 1.5%
Deluxe	35,000	2,255
Total Printing & Publishing		2,255

Description	Shares	Value (000)
Real Estate Investment Trust — 1.6%
Jones Lang LaSalle	14,000	$2,493
Total Real Estate Investment Trust		2,493
Retail — 12.9%
Brinker International	35,000	2,096
Carter’s	22,000	2,231
Dollar General	28,000	2,250
Domino’s Pizza	21,000	2,391
Dunkin’ Brands Group	44,000	2,371
Hanesbrands	67,000	2,079
Home Depot	18,000	2,107
L Brands	25,000	2,018
Lowe’s	31,000	2,150
Total Retail		19,693
Semi-Conductors & Instruments — 5.5%
Avago Technologies, Cl A	18,000	2,253
Integrated Device Technology*	105,000	2,007
Lam Research	28,000	2,152
Skyworks Solutions	21,000	2,009
Total Semi-Conductors & Instruments		8,421
Total Common Stock (Cost $123,010 (000))		151,113
Cash Equivalent (A) — 0.8%
Federated Prime Obligations Fund, Institutional Class, 0.030%	1,223,430	1,223
Total Cash Equivalent (Cost $1,223 (000))		1,223
Total Investments — 100.1% (Cost $124,233 (000))		$152,336

Percentages are based on net assets of $152,242 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2015 (Unaudited)

International Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 95.4%
Australia — 4.0%
Aristocrat Leisure	10,700	$67
Australian Pharmaceutical Industries	15,700	18
Blackmores	350	23
Independence Group NL	6,000	17
Metals X	19,300	16
Sandfire Resources NL	5,400	23
Vita Group	15,500	23
Vocus Communications	4,800	22
Total Australia		209
Canada — 6.9%
Alacer Gold	11,400	24
Bankers Petroleum*	8,700	17
BRP*	1,200	26
Claude Resources*	38,600	19
Colliers International Group	400	17
Cott	4,200	47
Element Financial, Cl Common Subscription Receipt*	4,200	64
North West	3,400	71
Supremex	8,100	36
Theratechnologies*	20,500	37
Total Canada		358
Denmark — 4.0%
Bavarian Nordic*	529	25
Spar Nord Bank	9,452	111
Vestas Wind Systems	1,332	73
Total Denmark		209

Description	Shares	Value (000)
Finland — 0.4%
Lassila & Tikanoja	1,200	$23
Total Finland		23
France — 7.9%
Faurecia	500	19
Groupe Fnac*	950	57
Ipsen	700	45
Klepierre	1,400	64
Marie Brizard Wine & Spirits*	2,200	51
Peugeot*	3,100	62
Sopra Steria Group	200	19
Stallergenes	300	19
Virbac	190	45
Wendel	200	27
Total France		408
Germany — 6.0%
ADVA Optical Networking*	9,196	106
Aurubis	1,016	61
Capital Stage	2,900	24
GEA Group	439	19
Hannover Rueck	218	23
Krones	193	22
Nordex*	2,000	57
Total Germany		312
Hong Kong — 4.6%
China Merchants China Direct Investments	20,000	36
FIH Mobile	45,000	24
Huabao International Holdings	40,000	19
PCCW	101,000	60
SmarTone Telecommunications Holdings	25,000	51
Soundwill Holdings	19,000	31
Vitasoy International Holdings	11,000	17
Total Hong Kong		238
Israel — 0.5%
Reit 1 (B)	9,705	28
Total Israel		28
Italy — 4.5%
Amplifon	3,400	28
Anima Holding (A)	5,600	57
Azimut Holding	1,600	40
Basicnet SpA*	15,000	67
Biesse	1,400	24
Tesmec	26,100	21
Total Italy		237

Schedules of Investments

International Small Cap Fund (continued)

Description	Shares	Value (000)
Japan — 30.1%
Aisan Industry	6,900	$64
Calsonic Kansei	2,000	15
Canon Electronics	1,000	19
Central Glass	5,000	21
Daiwabo Holdings	11,000	21
Geo Holdings	3,600	50
Inaba Denki Sangyo	600	20
Ishihara Sangyo Kaisha*	20,000	19
JVC Kenwood	22,200	52
Kaga Electronics*	1,700	22
Kasai Kogyo	3,100	37
Kawasaki Kisen Kaisha	26,000	58
Keihin	2,500	36
Kureha	5,000	19
Kyokuto Securities	3,300	48
Kyowa Exeo	1,700	21
Max	2,000	21
Mimasu Semiconductor Industry	3,000	27
Mirait Holdings	2,700	31
Mitsubishi Steel Manufacturing	16,000	33
Musashi Seimitsu Industry	1,400	26
NEC Networks & System Integration	1,000	21
Nichias	10,000	58
Nippon Coke & Engineering	22,100	21
Nippon Light Metal Holdings	15,200	25
Nippon Paper Industries	1,200	20
Nippon Road	12,000	61
Nippon Sheet Glass	19,000	20
Nissin*	7,000	22
Nittetsu Mining	14,000	67
Oki Electric Industry	10,000	20
Origin Electric	5,000	16
Pacific Industrial	2,300	22
PanaHome	3,000	19
Proto	1,300	20
Sakai Chemical Industry	6,000	20
Sanyo Denki	3,500	23
Sanyo Shokai	12,000	33
Shin-Etsu Polymer	9,600	48
Shinko Plantech	2,500	20
Showa	3,300	30
Sojitz	17,500	40
Take And Give Needs	3,400	22
Takuma	3,000	20
Tatsuta Electric Wire and Cable	5,200	21
Tokai Rika	800	20
Tokyo Energy & Systems	2,000	18

Description	Shares	Value (000)
Japan (continued)
Tokyo Tekko	8,000	$39
Toyo Kohan	4,300	19
Unipres	900	17
Yorozu	1,800	37
Yurtec	8,000	67
Total Japan		1,566
Netherlands — 1.4%
Advanced Metallurgica*	2,300	19
Beter Bed Holding	900	22
Galapagos*	500	30
Total Netherlands		71
Norway — 1.1%
Fred Olsen Energy	2,800	13
Frontline*	7,800	24
REC Silicon*	105,300	19
Total Norway		56
Portugal — 0.4%
Altri SGPS	5,300	23
Total Portugal		23
Singapore — 0.5%
Raffles Medical Group	6,900	24
Total Singapore		24
Spain — 1.9%
CIE Automotive	1,900	30
Gamesa Tecnologica	4,300	68
Total Spain		98
Sweden — 2.8%
Axfood	2,200	37
Boliden	1,000	18
Intrum Justitia	700	24
Meda, Cl A	1,400	23
Probi	1,300	23
RaySearch Laboratories*	1,500	21
Total Sweden		146
Switzerland — 3.4%
Adecco	812	68
Mobilezone Holding	3,715	64
VZ Holding	186	48
Total Switzerland		180

Schedules of Investments	July 31, 2015 (Unaudited)

International Small Cap Fund (concluded)

Description	Shares	Value (000)
United Kingdom — 14.6%
Big Yellow Group	6,400	$70
Cable & Wireless Communications	40,800	41
Clarkson	1,700	73
Clinigen Group	6,500	75
Coca-Cola HBC	1,000	21
Debenhams	26,800	36
Derwent London	600	34
Dixons Carphone	2,900	21
EMIS Group	1,400	20
Inchcape	1,600	20
LondonMetric Property	10,900	28
Man Group	23,000	59
Micro Focus International	3,200	70
Paragon Group	8,000	51
Rank Group*	20,500	78
Savills	2,600	40
Segro	3,300	23
Total United Kingdom		760
United States — 0.4%
Orbotech*	1,000	19
Total United States		19
Total Common Stock (Cost $4,973 (000))		4,965
Cash Equivalents (C) — 6.3%
Dreyfus Government Cash Management, Institutional Class, 0.000%	217,524	218
Federated Prime Obligations Fund, Institutional Class, 0.030%	110,259	110
Total Cash Equivalents (Cost $328 (000))		328
Total Investments — 101.7% (Cost $5,301 (000))		$5,293

Percentages are based on net assets of $5,203 (000).

*	Non-income producing security.
(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $57 (000s), representing 1.1% of the net assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2015 was $28 (000s) and represents 0.5% of the net assets.
(C)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Louisiana Tax-Free Income Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Municipal Bonds — 97.5%
Alabama — 3.4%
Birmingham Water Works Board, Ser A, RB Callable 01/01/22 @ 100
3.875%, 01/01/32	$335	$339
Total Alabama		339
Louisiana — 93.4%
Bossier Parish School Board
5.000%, 03/01/21	100	116
Central Community School System, GO Callable 03/01/24 @ 100
4.000%, 03/01/30	150	157
City of Baton Rouge, Ser A-2, RB, AGM Callable 08/01/18 @ 100
4.250%, 08/01/32	100	104
City of Shreveport Louisiana Callable 09/01/24 @ 100
5.000%, 09/01/32	250	282
Desoto Parish School Board, RB Callable 05/01/22 @ 100
3.500%, 05/01/32	370	374
Iberia Parishwide School District, GO Callable 03/01/24 @ 100
3.750%, 03/01/33	525	536
Lafayette, Consolidated Government, RB Callable 11/01/20 @ 100
4.750%, 11/01/35	200	217
Lafayette, Parish Law Enforcement District, Limited Tax, GO Callable 03/01/22 @ 100
3.250%, 03/01/32	280	276

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Louisiana State, Gas & Fuels Tax Project, Ser B, RB Callable 05/01/20 @ 100
5.000%, 05/01/37	$165	$187
Louisiana State, Transportation Authority, Ser A, RB Callable 08/15/23 @ 100
4.500%, 08/15/43	350	365
Louisiana State, University & Agricultural & Mechanical College, Auxilary, Ser A, RB Callable 07/01/20 @ 100
5.000%, 07/01/35	100	112
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB Callable 12/01/21 @ 100
4.125%, 12/01/32	750	775
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC Pre-Refunded @ 100
4.500%, 06/01/17 (A)	150	160
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB Callable 04/01/19 @ 100
5.375%, 04/01/31	100	111
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, RB Callable 10/01/24 @ 100
5.000%, 10/01/34	350	391
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM Callable 09/01/21 @ 100
4.625%, 09/01/41	300	316
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM Callable 10/01/20 @ 100
5.000%, 10/01/41	325	358
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM Callable 09/01/22 @ 100
4.000%, 09/01/37	500	506

Schedules of Investments	July 31, 2015 (Unaudited)

Louisiana Tax-Free Income Fund (concluded)

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM Callable 10/01/20 @ 100
5.000%, 10/01/40	$610	$674
Louisiana, Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Ser B, RB Callable 10/01/15 @ 100
6.000%, 10/01/40	125	125
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM Callable 07/01/21 @ 100
4.900%, 07/01/41	175	188
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL-RE Callable 06/01/17 @ 100
5.500%, 06/01/41	25	27
Parish of Ascension Louisiana, RB, AGM Callable 04/01/18 @ 100
3.250%, 04/01/35	565	566
Plaquemines Parish, Ser A, RB Callable 03/01/20 @ 101
4.550%, 03/01/28	115	125
St. Charles Parish School District No. 1, GO Callable 03/01/22 @ 100
3.000%, 03/01/30	300	289
St. Martin Parish, School District Project, GO, AGM Callable 03/01/21 @ 100
5.000%, 03/01/31	100	110
St. Tammany Parish Hospital Service District No. 2, GO Callable 03/01/22 @ 100
3.125%, 03/01/32	260	255
St. Tammany Parish Road District No. 14, GO Callable 04/01/24 @ 100
3.750%, 04/01/34	275	286
Tangipahoa Parish, Water District Project, RB, AMBAC Callable 04/01/17 @ 100
4.375%, 04/01/47	350	360

Description	Face Amount (000)/Shares	Value (000)
Louisiana (continued)
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB Callable 04/01/20 @ 100
5.000%, 04/01/28	$150	$165
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM Callable 04/01/21 @ 100
5.250%, 04/01/36	100	112
Town of Livingston Louisiana, RB Callable 08/01/21 @ 100
5.300%, 08/01/41	250	273
West Ouachita Parish School District Callable 09/01/25 @ 100
3.750%, 09/01/34	290	294
Zachary Community School District No. 1, GO Callable 03/01/22 @ 100
3.500%, 03/01/32	200	202
Total Louisiana		9,394
Virgin Islands — 0.7%
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Capital Project, Ser A-1, RB Callable 10/01/19 @ 100
5.000%, 10/01/39	70	74
Total Virgin Islands		74
Total Municipal Bonds (Cost $9,378 (000))		9,807
Cash Equivalent (B) — 1.3%
SEI Tax Exempt Trust, Institutional Tax Free Portfolio, Cl A, 0.020%	133,815	134
Total Cash Equivalent (Cost $134 (000))		134
Total Investments — 98.8% (Cost $9,512 (000))		$9,941

Percentages are based on net assets of $10,064 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of July 31, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Microcap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 98.2%
Automotive — 1.5%
TravelCenters of America*	3,865	$63
Total Automotive		63
Banks — 10.4%
First Defiance Financial	1,701	65
Franklin Financial Services	2,562	62
Heartland Financial USA	1,610	61
Lakeland Bancorp	4,827	55
MainSource Financial Group	2,877	63
Preferred Bank	2,010	63
Sberbank of Russia Via SB Capital* (A)	3,780	57
Total Banks		426
Broadcasting, Newspapers and Advertising — 1.4%
Townsquare Media, Cl A*	4,391	57
Total Broadcasting, Newspapers and Advertising		57
Building & Construction — 1.6%
PGT*	4,125	66
Total Building & Construction		66
Casinos & Gaming — 1.4%
Monarch Casino & Resort*	3,112	58
Total Casinos & Gaming		58
Chemicals — 4.1%
Core Molding Technologies*	2,890	55
FutureFuel	5,154	58
Trecora Resources*	4,057	57
Total Chemicals		170

Description	Shares	Value (000)
Commercial Services — 3.0%
Heritage-Crystal Clean*	4,580	$59
SP Plus*	2,425	63
Total Commercial Services		122
Computers & Services — 5.9%
Alliance Fiber Optic Products	3,094	61
Bel Fuse, Cl B	2,797	62
ClearOne	4,698	60
Dot Hill Systems*	9,600	61
Total Computers & Services		244
Consumer Electronics — 1.4%
ZAGG*	7,246	56
Total Consumer Electronics		56
Drugs — 1.4%
SciClone Pharmaceuticals*	6,128	56
Total Drugs		56
E-Commerce — 3.1%
Natural Health Trends*	2,133	64
PetMed Express	3,773	64
Total E-Commerce		128
Electrical Components & Equipment — 1.4%
DTS*	1,960	56
Total Electrical Components & Equipment		56
Electronic Components & Equipment — 1.6%
Mesa Laboratories	650	67
Total Electronic Components & Equipment		67
Engineering Services — 1.4%
MYR Group*	1,930	58
Total Engineering Services		58
Entertainment — 1.4%
Isle of Capri Casinos*	3,170	58
Total Entertainment		58
Financial Services — 11.4%
Calamos Asset Management, Cl A	4,870	59
Cowen Group, Cl A*	10,258	59
Diamond Hill Investment Group	300	58
HMN Financial*	5,191	61
International. FCStone*	1,898	55
Oppenheimer Holdings, Cl A	2,444	55
Regional Management*	3,370	66
World Acceptance*	1,018	55
Total Financial Services		468

Schedules of Investments	July 31, 2015 (Unaudited)

Microcap Fund (concluded)

Description	Shares	Value (000)
Gas & Natural Gas — 1.6%
Star Gas Partners	6,542	$65
Total Gas & Natural Gas		65
Home Furnishings — 1.6%
Bassett Furniture Industries	2,007	66
Total Home Furnishings		66
Insurance — 7.3%
EMC Insurance Group	2,310	56
Employers Holdings	2,519	60
First Acceptance*	19,515	58
HCI Group	1,380	62
Heritage Insurance Holdings*	2,508	62
Total Insurance		298
Machinery — 1.4%
Hurco	1,796	56
Total Machinery		56
Manufacturing — 3.1%
LSI Industries	6,450	65
PowerSecure International*	4,040	61
Total Manufacturing		126
Materials — 3.0%
Patrick Industries*	1,550	56
US Concrete*	1,575	67
Total Materials		123
Medical Products & Services — 9.7%
LeMaitre Vascular	5,221	75
LHC Group*	1,600	64
Merge Healthcare*	12,800	70
RTI Surgical*	9,400	68
Synergetics USA*	12,211	59
Vascular Solutions*	1,720	64
Total Medical Products & Services		400
Office Furniture & Fixtures — 1.4%
PC Connection	2,644	59
Total Office Furniture & Fixtures		59
Retail — 7.6%
Citi Trends*	2,372	56
Flanigan’s Enterprises	2,410	70
Papa Murphy’s Holdings*	3,050	59
Ruth’s Hospitality Group	3,889	68
Titan Machinery*	4,050	57
Total Retail		310

Description	Shares	Value (000)
Semi-Conductors & Instruments — 4.4%
Cascade Microtech*	3,945	$59
Fabrinet*	3,200	59
NeoPhotonics*	7,087	63
Total Semi-Conductors & Instruments		181
Telephones & Telecommunication — 1.5%
General Communication, Cl A*	3,374	62
Total Telephones & Telecommunication		62
Transportation Services — 1.4%
Douglas Dynamics	2,820	58
Total Transportation Services		58
Waste Management Services — 1.8%
Sino Agro Food*	5,405	72
Total Waste Management Services		72
Total Common Stock (Cost $4,045 (000))		4,029
Cash Equivalent (B) — 1.8%
Federated Prime Obligations Fund, Institutional Class, 0.030%	73,870	74
Total Cash Equivalent (Cost $74 (000))		74
Total Investments — 100.0% (Cost $4,119 (000))		$4,103

Percentages are based on net assets of $4,102 (000).

*	Non-income producing security.
(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2015, the value of these securities amounted to $57 (000s), representing 1.4% of the net assets.
(B)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Mississippi Tax-Free Income Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Municipal Bonds — 95.9%
District of Columbia — 0.7%
Washington Convention & Sports Authority, Ser A, RB, AMBAC Callable 10/01/16 @ 100
4.500%, 10/01/30	$110	$114
Total District of Columbia		114
Mississippi — 91.8%
Clinton Public School District, GO Callable 10/01/21 @ 100
2.750%, 10/01/28	200	201
Jackson, State University Educational Building Project, Ser A-1, RB Callable 03/01/20 @ 100
5.000%, 03/01/34	1,145	1,278
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC Callable 11/01/16 @ 100
4.650%, 11/01/27	440	458
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB, AGM Callable 12/01/20 @ 100
4.500%, 12/01/30	100	111
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	226
Mississippi, Development Bank, Flowood Refunding Project, RB Callable 11/01/21 @ 100
4.125%, 11/01/31	950	1,002

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	$200	$238
5.250%, 01/01/34	1,200	1,493
Mississippi, Development Bank, Hinds Community College District Project, RB, AGM Callable 10/01/19 @ 100
5.375%, 10/01/33	50	57
Mississippi, Development Bank, Hinds Community College Project, RB, AGM Callable 04/01/21 @ 100
5.125%, 04/01/41	400	434
Mississippi, Development Bank, Home Ownership Mortgage, Ser A, RB, GNMA, FNMA, FHLMC Callable 06/01/20 @ 100
4.550%, 12/01/31	20	21
Mississippi, Development Bank, Jackson Public School District Project, RB Callable 04/01/23 @ 100
5.000%, 04/01/28	575	650
Mississippi, Development Bank, Jackson Water & Sewer Project, RB, AGM Callable 09/01/22 @ 100
3.500%, 09/01/34	700	685
Mississippi, Development Bank, Jones County Junior College Project, RB, AGM Callable 03/01/19 @ 100
5.125%, 03/01/39	250	276
Callable 03/01/19 @ 100
5.000%, 03/01/33	75	83
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM Callable 04/01/21 @ 100
5.500%, 04/01/30	385	448
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	351
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	57
Mississippi, Development Bank, Lowndes County Industrial Development Project, RB, AGM, Pre-Refunded @ 100
5.000%, 07/01/17 (A)	250	270
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
5.500%, 10/01/21	400	459

Schedules of Investments	July 31, 2015 (Unaudited)

Mississippi Tax-Free Income Fund (concluded)

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Marshall County Industrial Development Authority, RB Callable 01/01/22 @ 100
3.000%, 01/01/28	$295	$288
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM Callable 12/01/21 @ 100
4.000%, 12/01/31	605	627
Mississippi, Development Bank, Pearl River Community College Project, RB, AGM Callable 09/01/22 @ 100
3.375%, 09/01/36	900	860
Mississippi, Development Bank, Tax Increment Financing Project, Tax Allocation Callable 05/01/19 @ 100
4.500%, 05/01/24	120	130
Mississippi, Development Bank, Water & Sewer Project, RB, AGM Callable 07/01/20 @ 100
5.250%, 07/01/30	230	262
Mississippi, Development Bank, Water & Sewer Project, RB, AGM Callable 03/01/22 @ 100
3.500%, 03/01/32	400	406
Mississippi, State University Educational Building, RB Callable 08/01/21 @ 100
5.000%, 08/01/41	705	777
Oxford, School District, School Improvement Project, GO Callable 04/01/21 @ 100
4.500%, 04/01/31	500	538
State of Mississippi, Capital Improvement Project, Ser A, GO Callable 10/01/21 @ 100
4.000%, 10/01/36	900	935
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	940
University of Mississippi Educational Building, Medical Center Educational Building, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	250	253
University of Mississippi Educational Building, Student Housing Construction Project, Ser I, RB Callable 10/01/16 @ 100
3.900%, 10/01/31	350	352

Description	Face Amount (000)/Shares	Value (000)
Mississippi (continued)
University of Southern Mississippi, Ser A Callable 03/01/25 @ 100
3.250%, 03/01/33	$500	$473
Total Mississippi		15,639
Virgin Islands — 3.4%
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Capital Project, Ser A-1, RB Callable 10/01/19 @ 100
5.000%, 10/01/39	350	369
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Project, Ser A, RB Callable 10/01/20 @ 100
5.000%, 10/01/29	100	108
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Sub-Ser B, RB Callable 10/01/20 @ 100
5.250%, 10/01/29	100	109
Total Virgin Islands		586
Total Municipal Bonds (Cost $15,518 (000))		16,339
Cash Equivalent (B) — 2.9%
SEI Tax Exempt Trust, Institutional Tax Free Portfolio, Cl A, 0.020%	502,500	502
Total Cash Equivalent (Cost $502 (000))		502
Total Investments — 98.8% (Cost $16,020 (000))		$16,841

Percentages are based on net assets of $17,043 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of July 31, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Quantitative Long/Short Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 72.2%
Aerospace & Defense — 1.3%
Cubic	14,600	$648
Northrop Grumman (1)	5,910	1,022
Total Aerospace & Defense		1,670
Agriculture — 0.6%
CF Industries Holdings (1)	12,600	746
Total Agriculture		746
Airlines — 0.7%
Alaska Air Group	10,800	818
Total Airlines		818
Automotive — 2.0%
Gentex	45,480	731
O’Reilly Automotive*	4,460	1,072
Thor Industries	11,600	648
Total Automotive		2,451
Banks — 3.8%
Brookline Bancorp	65,000	732

Description	Shares	Value (000)
Banks (continued)
Capital One Financial (1)	8,600	$699
East West Bancorp (1)	19,410	869
Pinnacle Financial Partners	14,880	790
Wells Fargo (1)	15,240	882
Wilshire Bancorp	64,000	744
Total Banks		4,716
Beauty Products — 0.5%
Medifast*	21,800	673
Total Beauty Products		673
Building & Construction — 0.8%
American Woodmark* (1)	15,000	987
Total Building & Construction		987
Commercial Services — 2.3%
Heidrick & Struggles International	27,000	590
Insperity (1)	16,100	810
Regis* (1)	49,290	721
Service International	26,000	794
Total Commercial Services		2,915
Computer Software — 0.6%
Synopsys*	13,700	697
Total Computer Software		697
Computers & Services — 4.7%
Apple (1)	6,920	839
Broadridge Financial Solutions (1)	18,379	997
Cadence Design Systems*	38,300	803
Cisco Systems	30,100	856
CSG Systems International	24,800	771
DST Systems	6,500	710
Total System Services (1)	18,200	841
Total Computers & Services		5,817
Containers & Packaging — 0.7%
Ball (1)	12,470	846
Total Containers & Packaging		846
Data Processing & Outsourced Services — 0.7%
Fiserv* (1)	10,300	895
Total Data Processing & Outsourced Services		895
Diversified Support Services — 1.5%
Cintas (1)	11,430	977

Schedules of Investments	July 31, 2015 (Unaudited)

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Diversified Support Services (continued)
Viad	30,000	$860
Total Diversified Support Services		1,837
Drug Retail — 0.8%
CVS Health (1)	8,440	949
Total Drug Retail		949
Drugs — 0.5%
Bristol-Myers Squibb (1)	9,700	637
Total Drugs		637
E-Commerce — 0.6%
PetMed Express	46,000	775
Total E-Commerce		775
Electrical Components & Equipment — 0.6%
II-VI* (1)	44,000	748
Total Electrical Components & Equipment		748
Electrical Utilities — 0.7%
Public Service Enterprise	19,900	829
Total Electrical Utilities		829
Entertainment — 0.6%
Cinemark Holdings	18,300	722
Total Entertainment		722
Financial Services — 0.7%
NASDAQ OMX Group	17,790	908
Total Financial Services		908
Food, Beverage & Tobacco — 3.1%
Dr Pepper Snapple Group	10,700	858
Kroger (1)	29,200	1,146
Philip Morris International	8,600	736
SpartanNash	33,810	1,089
Total Food, Beverage & Tobacco		3,829
Gas & Natural Gas — 0.7%
UGI (1)	23,300	851
Total Gas & Natural Gas		851
Hotels & Lodging — 0.6%
Marriott Vacations Worldwide	9,000	753
Total Hotels & Lodging		753

Description	Shares	Value (000)
Household Products — 2.8%
Clorox (1)	8,450	$946
Kimberly-Clark	6,600	759
Newell Rubbermaid	22,620	979
Stanley Black & Decker (1)	7,500	791
Total Household Products		3,475
Insurance — 5.6%
Alleghany*	1,550	753
American Financial Group	12,800	883
Aspen Insurance Holdings	19,500	938
Employers Holdings	30,100	722
Everest Re Group	4,560	835
Hanover Insurance Group	10,500	849
Navigators Group* (1)	11,430	894
Reinsurance Group of America, Cl A (1)	8,570	827
Selective Insurance Group	10,870	335
Total Insurance		7,036
Managed Health Care — 1.7%
Aetna (1)	9,580	1,082
UnitedHealth Group (1)	8,450	1,026
Total Managed Health Care		2,108
Manufacturing — 0.7%
Mondelez International, Cl A	19,200	866
Total Manufacturing		866
Medical Products & Services — 11.1%
Anthem (1)	7,490	1,156
Chemed	6,900	1,024
Cigna (1)	8,060	1,161
DaVita HealthCare Partners*	8,500	672
Emergent Biosolutions*	23,000	755
Express Scripts Holding*	10,060	906
HCA Holdings* (1)	9,700	902
Hologic* (1)	22,100	921
Laboratory Corp of America Holdings*	5,100	649
Medtronic (1)	11,430	896
Natus Medical*	18,700	845
Parexel International*	11,100	765
Stryker	8,300	849
Universal Health Services, Cl B (1)	7,740	1,124
VCA*	19,290	1,187
Total Medical Products & Services		13,812

Schedules of Investments

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Metals & Mining — 1.0%
Kaiser Aluminum	8,900	$751
Newmont Mining (1)	27,900	479
Total Metals & Mining		1,230
Office Furniture & Fixtures — 0.7%
Interface, Cl A	32,800	852
Total Office Furniture & Fixtures		852
Paper & Paper Products — 1.3%
Avery Dennison	13,100	797
Sonoco Products (1)	19,590	809
Total Paper & Paper Products		1,606
Petroleum Refining — 1.6%
HollyFrontier	18,300	883
Tesoro (1)	11,410	1,111
Total Petroleum Refining		1,994
Pharmaceuticals — 1.5%
Abbott Laboratories (1)	18,160	920
Pfizer (1)	27,030	975
Total Pharmaceuticals		1,895
Real Estate Investment Trusts — 1.3%
Post Properties	14,290	813
Simon Property Group	4,640	869
Total Real Estate Investment Trusts		1,682
Retail — 9.8%
American Eagle Outfitters (1)	46,000	816
Cato, Cl A	20,500	787
Childrens Place Retail Stores	12,500	724
Cracker Barrel Old Country Store	5,400	820
Darden Restaurants (1)	14,290	1,054
Dollar General	10,300	828
Foot Locker (1)	13,100	924
GameStop, Cl A	16,400	752
Kaman	19,000	750
Kohl’s (1)	12,740	781
Lowe’s	12,570	872
Macy’s	11,100	767
Outerwall (1)	10,600	751
Staples	51,500	757
Target (1)	10,600	868
Total Retail		12,251

Description	Shares	Value (000)
Semi-Conductors & Instruments — 0.6%
IPG Photonics*	7,900	$729
Total Semi-Conductors & Instruments		729
Telecommunication Services — 0.7%
NeuStar, Cl A*	28,000	864
Total Telecommunication Services		864
Telephones & Telecommunication — 2.1%
AT&T	16,271	565
Atlantic Telegraph-Network (1)	12,620	893
General Communication, Cl A*	21,500	395
Harris	9,000	746
Total Telephones & Telecommunication		2,599
Transportation Services — 0.6%
Expeditors International of Washington	17,000	797
Total Transportation Services		797
Total Common Stock (Cost $79,701 (000))		89,865
Cash Equivalents (A) — 33.8%
SEI Daily Income Prime Obligation Fund, Cl A, 0.160%	15,075,966	15,076
AIM Short-Term Investment Money Market, Institutional Class, 0.020%	13,500,999	13,501
Federated Prime Obligations Fund, Institutional Class, 0.030%	13,495,648	13,496
Total Cash Equivalents (Cost $42,073 (000))		42,073
Total Investments — 106.0% (Cost $121,774 (000))		$131,938
Securities Sold Short — (6.1)%
Common Stock — (6.1)%
Aerospace & Defense — (0.1)%
Engility Holdings	(5,170)	$(113)
Total Aerospace & Defense		(113)
Agriculture — (0.1)%
Monsanto	(1,160)	(118)
Total Agriculture		(118)
Banks — (0.2)%
Capitol Federal Financial	(10,300)	(124)
Nationstar Mortgage Holdings*	(7,250)	(134)
Total Banks		(258)

Schedules of Investments	July 31, 2015 (Unaudited)

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Beauty Products — (0.1)%
Elizabeth Arden*	(10,420)	$(110)
Total Beauty Products		(110)
Building & Construction — (0.2)%
AV Homes*	(8,700)	(129)
Insteel Industries	(7,005)	(114)
Total Building & Construction		(243)
Casinos & Gaming — (0.1)%
Wynn Resorts	(1,220)	(126)
Total Casinos & Gaming		(126)
Chemicals — (0.1)%
FMC	(2,510)	(122)
Total Chemicals		(122)
Coatings/Paint — (0.1)%
Lumber Liquidators Holdings*	(6,430)	(124)
Total Coatings/Paint		(124)
Commercial Services — (0.1)%
Tyco International	(3,245)	(123)
Total Commercial Services		(123)
Computer Software — (0.1)%
Comverse*	(5,950)	(121)
Total Computer Software		(121)
Computers & Services — (0.2)%
3D Systems*	(7,950)	(105)
Super Micro Computer*	(4,950)	(132)
Total Computers & Services		(237)
Drugs — (0.1)%
Pacira Pharmaceuticals*	(1,960)	(130)
Total Drugs		(130)
Electrical Components & Equipment — (0.1)%
InvenSense, Cl A*	(9,340)	(122)
Total Electrical Components & Equipment		(122)
Electrical Utilities — (0.5)%
Black Hills	(2,870)	(119)
Dominion Resources	(1,790)	(128)
Dynegy*	(4,370)	(114)
ITC Holdings	(3,660)	(124)

Description	Shares	Value (000)
Electrical Utilities (continued)
MDU Resources Group	(6,490)	$ (127)
Total Electrical Utilities		(612)
Engineering Services — (0.1)%
Orion Marine Group*	(16,650)	(121)
Total Engineering Services		(121)
Financial Services — (0.2)%
First Cash Financial Services*	(2,945)	(120)
Ladder Capital, Cl A	(7,480)	(117)
Total Financial Services		(237)
Food, Beverage & Tobacco — (0.1)%
Sprouts Farmers Market*	(4,790)	(117)
United Natural Foods*	(1,980)	(90)
Total Food, Beverage & Tobacco		(207)
Gas & Natural Gas — (0.4)%
Cheniere Energy*	(1,890)	(130)
EnLink Midstream	(4,320)	(117)
Spectra Energy Partners	(2,750)	(133)
Sunoco Logistics Partners	(3,440)	(129)
Total Gas & Natural Gas		(509)
Gas Utilities — (0.1)%
Sempra Energy	(1,216)	(124)
Total Gas Utilities		(124)
Machinery — (0.2)%
Donaldson	(3,770)	(127)
LB Foster, Cl A	(3,715)	(109)
Total Machinery		(236)
Manufacturing — (0.2)%
Keurig Green Mountain	(1,790)	(134)
Mead Johnson Nutrition, Cl A	(1,420)	(126)
Total Manufacturing		(260)
Materials — (0.1)%
Eagle Materials	(1,640)	(126)
Total Materials		(126)
Medical Products & Services — (0.4)%
Idexx Laboratories*	(1,970)	(143)
Karyopharm Therapeutics*	(5,190)	(107)
Keryx Biopharmaceuticals*	(11,510)	(92)

Schedules of Investments

Quantitative Long/Short Fund (concluded)

Description	Shares	Value (000)
Medical Products & Services (continued)
Puma Biotechnology*	(1,230)	$(111)
Total Medical Products & Services		(453)
Metals & Mining — (0.2)%
Goldcorp	(8,530)	(113)
Horsehead Holding*	(14,790)	(123)
Total Metals & Mining		(236)
Petroleum & Fuel Products — (0.5)%
Antero Resources*	(4,190)	(115)
C&J Energy Services*	(11,420)	(110)
Pioneer Natural Resources	(970)	(123)
Ring Energy*	(12,710)	(104)
Stone Energy*	(13,260)	(77)
Westmoreland Coal*	(7,320)	(114)
Total Petroleum & Fuel Products		(643)
Real Estate Investment Trusts — (0.2)%
Potlatch	(3,625)	(127)
SL Green Realty	(1,090)	(126)
Total Real Estate Investment Trusts		(253)
Retail — (0.5)%
Cabela’s*	(2,430)	(108)
Kate Spade*	(5,830)	(117)
Rush Enterprises, Cl A*	(5,090)	(130)
Tiffany	(1,343)	(129)
Tuesday Morning*	(11,810)	(111)
Total Retail		(595)
Telecommunication Services — (0.3)%
Envestnet*	(2,970)	(134)
GrubHub*	(3,930)	(125)
Zillow Group, Cl A*	(1,500)	(122)
Total Telecommunication Services		(381)
Transportation Services — (0.3)%
Kansas City Southern	(1,260)	(125)
Navistar International*	(6,700)	(117)
UTi Worldwide*	(14,150)	(119)
Total Transportation Services		(361)
Waste Management Services — (0.1)%
Darling Ingredients*	(9,190)	(118)
Total Waste Management Services		(118)

Description	Shares	Value (000)
Water Utilities — (0.1)%
Aqua America	(4,880)	$(124)
Total Water Utilities		(124)
Total Common Stock (Proceeds $(8,675))		(7,543)
Total Securities Sold Short — (6.1)% (Proceeds $(8,675))		$(7,543)

Percentages are based on net assets of $124,428 (000).

*	Non-income producing security.
(1)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2015 (Unaudited)

U.S. Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 99.3%
Automotive — 2.7%
Cooper Tire & Rubber	4,500	$148
Gentex	9,350	151
Total Automotive		299
Banks — 4.9%
City Holding	3,440	166
East West Bancorp	4,060	182
Signature Bank NY*	1,380	201
Total Banks		549
Casinos & Gaming — 1.9%
Boyd Gaming*	12,250	209
Total Casinos & Gaming		209
Chemicals — 1.5%
Minerals Technologies	2,500	162
Total Chemicals		162
Commercial Services — 1.7%
ServiceMaster Global Holdings*	4,760	184
Total Commercial Services		184
Computers & Services — 4.7%
Global Payments	1,910	214
InterDigital	2,790	151
Synaptics*	1,970	156
Total Computers & Services		521
Containers & Packaging — 1.3%
Berry Plastics Group*	4,390	143
Total Containers & Packaging		143

Description	Shares	Value (000)
Data Processing & Outsourced Services — 1.5%
Exponent	3,780	$168
Total Data Processing & Outsourced Services		168
Drugs — 4.9%
Lannett*	3,040	181
Prestige Brands Holdings*	4,030	192
SciClone Pharmaceuticals*	19,160	175
Total Drugs		548
Electrical Components & Equipment — 1.4%
Littelfuse	1,720	158
Total Electrical Components & Equipment		158
Electrical Utilities — 1.6%
Pinnacle West Capital	2,820	174
Total Electrical Utilities		174
Entertainment — 1.9%
Isle of Capri Casinos*	11,810	216
Total Entertainment		216
Financial Services — 6.2%
Encore Capital Group*	3,790	163
Legg Mason	2,880	142
PRA Group*	2,930	186
WisdomTree Investments	8,150	203
Total Financial Services		694
Food, Beverage & Tobacco — 2.0%
Cal-Maine Foods	4,090	222
Total Food, Beverage & Tobacco		222
Gas & Natural Gas — 1.5%
UGI	4,630	169
Total Gas & Natural Gas		169
Health Care Services — 1.3%
Quest Diagnostics	2,010	148
Total Health Care Services		148
Home Furnishings — 1.4%
Leggett & Platt	3,270	156
Total Home Furnishings		156
Information Technology — 1.5%
CyberArk Software*	2,850	169
Total Information Technology		169

Schedules of Investments

U.S. Small Cap Fund (concluded)

Description	Shares	Value (000)
Insurance — 14.8%
American Equity Investment Life Holding	6,480	$191
Amerisafe	3,710	186
AmTrust Financial Services	3,010	209
FBL Financial Group, Cl A	2,660	152
Hanover Insurance Group	2,260	183
Maiden Holdings	11,450	189
Primerica	3,860	175
Reinsurance Group of America, Cl A	2,010	194
RenaissanceRe Holdings	1,520	163
Total Insurance		1,642
Machinery — 4.6%
Alamo Group	3,440	181
Kadant	3,690	168
Woodward	3,225	159
Total Machinery		508
Medical Products & Services — 10.9%
Affymetrix*	16,730	183
Centene*	3,110	218
Hologic*	4,400	183
Repligen*	6,340	222
United Therapeutics *	1,190	202
VCA*	3,350	206
Total Medical Products & Services		1,214
Metals & Mining — 1.3%
Handy & Harman*	5,030	149
Total Metals & Mining		149
Petroleum Refining — 1.2%
Par Petroleum*	7,320	132
Total Petroleum Refining		132
Printing & Publishing — 2.9%
Deluxe	2,375	153
Multi-Color	2,610	167
Total Printing & Publishing		320
Retail — 7.6%
Caleres	5,350	177
Childrens Place Retail Stores	2,610	151
Denny’s*	15,670	184
Outerwall	2,170	154
Papa John’s International	2,440	184
Total Retail		850

Description	Shares	Value (000)
Semi-Conductors & Instruments — 9.2%
Ambarella*	2,710	$314
Cirrus Logic*	4,360	144
Multi-Fineline Electronix*	6,800	122
OmniVision Technologies*	6,225	152
Rudolph Technologies*	13,580	152
Tessera Technologies	4,130	143
Total Semi-Conductors & Instruments		1,027
Telephones & Telecommunication — 1.3%
IDT, Cl B	8,600	146
Total Telephones & Telecommunication		146
Transportation Services — 1.6%
Matson	4,160	172
Total Transportation Services		172
Total Common Stock (Cost $9,733 (000))		11,049
Cash Equivalent (A) — 1.6%
Federated Prime Obligations Fund, Institutional Class, 0.030%	184,659	185
Total Cash Equivalent (Cost $185 (000))		185
Total Investments — 100.9% (Cost $9,918 (000))		$11,234

Percentages are based on net assets of $11,130 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2015 (Unaudited)

Value Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 97.4%
Aerospace & Defense — 3.7%
Northrop Grumman	11,000	$1,903
Orbital ATK	20,000	1,419
Raytheon	16,000	1,746
Triumph Group	25,000	1,346
Total Aerospace & Defense		6,414
Airlines — 1.3%
JetBlue Airways*	100,000	2,298
Total Airlines		2,298
Automotive — 3.0%
AutoNation*	30,000	1,870
Ford Motor	113,000	1,676
Goodyear Tire & Rubber	54,000	1,627
Total Automotive		5,173
Banks — 16.2%
Bank of New York Mellon	67,000	2,908
BB&T	45,000	1,812
Capital One Financial	33,000	2,683
Fifth Third Bancorp	80,000	1,685
FirstMerit	82,000	1,537
Huntington Bancshares	157,000	1,832
JPMorgan Chase	26,000	1,782
KeyCorp	120,000	1,781
Morgan Stanley	65,000	2,525
PNC Financial Services Group	20,000	1,964
SunTrust Banks	50,000	2,217
Synovus Financial	68,000	2,143
Wells Fargo	52,000	3,009
Total Banks		27,878

Description	Shares	Value (000)
Broadcasting, Newspapers and Advertising — 0.9%
TEGNA	54,000	$1,573
Total Broadcasting, Newspapers and Advertising		1,573
Chemicals — 3.2%
Dow Chemical	33,000	1,553
Eastman Chemical	25,000	1,960
LyondellBasell Industries, Cl A	21,000	1,970
Total Chemicals		5,483
Commercial Services — 2.2%
ADT	53,000	1,830
ManpowerGroup	21,000	1,900
Total Commercial Services		3,730
Computer & Electronics Retail — 1.4%
Best Buy	74,000	2,389
Total Computer & Electronics Retail		2,389
Computers & Services — 5.1%
Convergys	76,000	1,908
Corning	125,000	2,335
Hewlett-Packard	80,000	2,442
Juniper Networks	75,000	2,132
Total Computers & Services		8,817
Drug Retail — 2.2%
CVS Health	33,000	3,712
Total Drug Retail		3,712
Educational Services — 1.0%
Graham Holdings, Cl B	2,500	1,724
Total Educational Services		1,724
Electrical Utilities — 4.8%
Entergy	22,000	1,562
Exelon	51,000	1,637
NRG Energy	70,000	1,572
PPL	51,000	1,622
Public Service Enterprise	43,000	1,792
Total Electrical Utilities		8,185
Electronic Components & Equipment — 2.7%
Arrow Electronics*	49,000	2,849
Avnet	43,000	1,795
Total Electronic Components & Equipment		4,644

Schedules of Investments

Value Fund (continued)

Description	Shares	Value (000)
Engineering Services — 1.1%
AECOM Technology*	59,000	$1,819
Total Engineering Services		1,819
Entertainment — 1.0%
Time	80,000	1,786
Total Entertainment		1,786
Financial Services — 2.1%
Ameriprise Financial	14,000	1,759
NASDAQ OMX Group	35,000	1,786
Total Financial Services		3,545
Food, Beverage & Tobacco — 1.1%
Tyson Foods, Cl A	43,000	1,907
Total Food, Beverage & Tobacco		1,907
Household Products — 1.2%
Stanley Black & Decker	19,000	2,004
Total Household Products		2,004
Insurance — 10.8%
Cincinnati Financial	32,000	1,767
Everest Re Group	16,000	2,930
Hanover Insurance Group	24,000	1,940
Lincoln National	30,000	1,690
Progressive	60,000	1,830
Reinsurance Group of America, Cl A	33,000	3,185
Travelers	17,000	1,804
Unum Group	50,000	1,792
WR Berkley	31,000	1,727
Total Insurance		18,665
Managed Health Care — 2.0%
Aetna	15,000	1,694
UnitedHealth Group	15,000	1,821
Total Managed Health Care		3,515
Medical Products & Services — 2.4%
Express Scripts Holding*	21,000	1,892
Universal Health Services, Cl B	15,000	2,178
Total Medical Products & Services		4,070
Metals & Mining — 0.9%
Reliance Steel & Aluminum	27,000	1,636
Total Metals & Mining		1,636

Description	Shares	Value (000)
Paper & Paper Products — 2.0%
Domtar	38,000	$1,545
Sonoco Products	48,000	1,982
Total Paper & Paper Products		3,527
Petroleum & Fuel Products — 8.3%
Cameron International*	39,000	1,968
Denbury Resources	250,000	985
Devon Energy	32,000	1,581
Ensco, Cl A	60,000	995
Gulfport Energy*	35,000	1,147
Marathon Oil	81,000	1,702
Nabors Industries	114,000	1,324
National Oilwell Varco	33,000	1,390
Schlumberger	26,000	2,153
Superior Energy Services	66,000	1,122
Total Petroleum & Fuel Products		14,367
Petroleum Refining — 4.7%
Hess	25,000	1,475
Marathon Petroleum	44,000	2,405
Phillips 66	22,000	1,749
Valero Energy	38,000	2,493
Total Petroleum Refining		8,122
Printing & Publishing — 1.4%
Xerox	220,000	2,424
Total Printing & Publishing		2,424
Retail — 7.2%
Foot Locker	53,000	3,739
GameStop, Cl A	50,000	2,292
Kohl’s	22,000	1,349
Macy’s	47,000	3,246
PVH	15,000	1,741
Total Retail		12,367
Semi-Conductors & Instruments — 1.4%
Intel	82,000	2,374
Total Semi-Conductors & Instruments		2,374
Telephones & Telecommunication — 1.0%
Verizon Communications	35,000	1,638
Total Telephones & Telecommunication		1,638
Waste Management Services — 1.1%
Ingredion	22,000	1,940
Total Waste Management Services		1,940
Total Common Stock (Cost $147,230 (000))		167,726

Schedules of Investments	July 31, 2015 (Unaudited)

Value Fund (concluded)

Description	Shares	Value (000)
Cash Equivalent (A) — 2.7%
Federated Prime Obligations Fund, Institutional Class, 0.030%	4,636,015	$4,636
Total Cash Equivalent (Cost $4,636 (000))		4,636
Total Investments — 100.1% (Cost $151,866 (000))		$172,362

Percentages are based on net assets of $172,205 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1)

	Burkenroad Small Cap Fund	Core Bond Fund	Diversified Income Fund
Assets:
Investments in securities at value (Cost $600,554, $252,204 and $65,761 respectively)	$757,041	$255,671	$63,800
Receivable for capital shares sold	825	20	54
Accrued income	196	2,171	636
Prepaid expenses	34	22	23

Total Assets	758,096	257,884	64,513

Liabilities:
Payable for investment securities purchased	—	246	491
Payable for capital shares redeemed	1,154	93	16
Payable due to Adviser	610	122	36
Shareholder servicing fees payable	193	8	3
Payable due to Administrator	39	13	4
Payable due to Custodian	40	14	4
Payable due to Transfer Agent	31	14	8
Payable for distribution fees	41	1	1
Payable due to Trustees	8	3	1
Chief Compliance Officer fees payable	3	1	—
Other accrued expenses	89	37	9

Total Liabilities	2,208	552	573

Net Assets	$755,888	$257,332	$63,940

Net Assets:
Paid-in-Capital	$594,299	$256,392	$69,572
Distributions in excess of net investment income/accumulated net investment loss	(1,353)	(9)	(1,081)
Accumulated net realized gain (loss) on investments	6,455	(2,518)	(2,590)
Net unrealized appreciation (depreciation) on investments	156,487	3,467	(1,961)

Net Assets	$755,888	$257,332	$63,940

Institutional Class Shares:
Net Assets	n/a	$214,439	$51,299
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	13,328,289	3,638,443
Net Asset Value, Offering and Redemption Price Per Share	n/a	$16.09	$14.10

Class A Shares:
Net Assets	$705,158	$40,909	$11,324
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12,040,713	2,548,294	804,386
Net Asset Value Per Share	$58.56	$16.05	$14.08

Maximum Offering Price Per Share ($58.56 ÷ 94.75% and $16.05, $14.08 ÷ 96.00%, respectively)	$61.80	$16.72	$14.67

Class C Shares:
Net Assets	n/a	$1,984	$1,317
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	122,910	93,777
Net Asset Value, Offering and Redemption Price Per Share	n/a	$16.15 *	$14.05 *

Class D Shares:
Net Assets	$50,730	n/a	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	891,743	n/a	n/a
Net Asset Value, Offering and Redemption Price Per Share	$56.89	n/a	n/a

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are $0 or have been rounded to $0.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets amounts are shown rounded.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)	As of July 31, 2015 (Unaudited)

	Diversified International Fund		Dynamic Asset Allocation Fund		Government Money Market Fund
Assets:
Investments in securities at value (Cost $396,908, $4,597 and $245,026, respectively)	$446,159		$4,556		$245,026
Repurchase agreements at value (Cost $0, $0 and $75,000, respectively)	—		—		75,000

Total investments at value	446,159		4,556		320,026

Receivable for investment securities sold	1,071		1,207		—
Accrued income	324		—		15
Receivable for capital shares sold	123		—		—
Receivable from Adviser	—		4		15
Tax reclaim receivable	717		—		—
Prepaid expenses	47		—		50

Total Assets	448,441		5,767		320,106

Liabilities:
Foreign currency (Cost $198, $0 and $0, respectively)	186		—		—
Payable for investment securities purchased	270		1,622		—
Payable for capital shares redeemed	222		—		—
Payable due to Adviser	381		—		—
Shareholder servicing fees payable	9		—		1
Payable for distribution fees	—		—		1
Payable due to Administrator	23		—		—
Payable due to Custodian	41		—		15
Payable due to Transfer Agent	22		5		16
Deferred offering costs payable	—		3		—
Income distribution payable	—		—		1
Chief Compliance Officer fees payable	2		—		1
Payable due to Trustees	5		—		3
Other accrued expenses	52		—		42

Total Liabilities	1,213		1,630		80

Net Assets	$447,228		$4,137		$320,026

Net Assets:
Paid-in-Capital	$406,288		$4,251		$320,054
Undistributed (distributions in excess of) net investment income	3,702		5		(3)
Accumulated net realized loss on investments	(11,982)		(78)		(25)
Net unrealized appreciation (depreciation) on investments (including foreign currency)	49,220		(41)		—

Net Assets	$447,228		$4,137		$320,026

Institutional Class Shares:
Net Assets	$404,128		$1,113		$86,851
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	19,013,031		79,380		86,855,269
Net Asset Value, Offering and Redemption Price Per Share	$21.26		$14.02		$1.00

Institutional Sweep Class Shares:
Net Assets	n/a		n/a		$1,178
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a		n/a		1,179,024
Net Asset Value Per Share	n/a		n/a		$1.00

Class A Shares:
Net Assets	$42,926		$2,706		$231,997
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,029,089		193,243		232,016,273
Net Asset Value Per Share	$21.16		$14.01	*	$1.00

Maximum Offering Price Per Share ($21.16 and $14.01 ÷ 94.75%, respectively)	$22.33		$14.79		n/a

Class C Shares:
Net Assets	$174		$318		n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	8,485		22,736		n/a
Net Asset Value, Offering and Redemption Price Per Share	$20.54	*	$14.00	*	n/a

“n/a” designates that the Fund does not offer this class or the Fund does not impose a sales charge.

Amounts designated as “—” are $0 or have been rounded to $0.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets amounts are shown rounded.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)

	Growth Fund		International Small Cap Fund		Louisiana Tax-Free Income Fund
Assets:
Investments in securities at value (Cost $124,233, $5,301 and $9,512, respectively)	$152,336		$5,293		$9,941
Receivable for capital shares sold	21		2		—
Receivable for investment securities sold	—		79		290
Tax reclaim receivable	4		—		—
Accrued income	39		—		131
Receivable from Adviser	—		1		—
Shareholder servicing fees receivable	6		—		—
Prepaid expenses	27		—		4

Total Assets	152,433		5,375		10,366

Liabilities:
Foreign currency (Cost $0, $164 and $0, respectively)	—		164		—
Payable for investment securities purchased	—		—		290
Payable for capital shares redeemed	45		—		—
Payable due to Adviser	104		—		1
Payable due to Transfer Agent	10		5		6
Payable due to Administrator	8		—		1
Payable due to Custodian	8		—		—
Shareholder servicing fees payable	—		—		1
Deferred offering costs payable	—		3		—
Payable due to Trustees	1		—		—
Other accrued expenses	15		—		3

Total Liabilities	191		172		302

Net Assets	$152,242		$5,203		$10,064

Net Assets:
Paid-in-Capital	$108,427		$5,211		$10,147
Undistributed net investment income (accumulated net investment loss)	126		(6)		7
Accumulated net realized gain (loss) on investments	15,586		6		(519)
Net unrealized appreciation (depreciation) on investments	28,103		(8)		429

Net Assets	$152,242		$5,203		$10,064

Institutional Class Shares:
Net Assets	$121,485		$4,758		$4,810
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,675,957		318,739		284,751
Net Asset Value, Offering and Redemption Price Per Share	$21.40		$14.93		$16.89

Class A Shares:
Net Assets	$30,044		$442		$5,254
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,467,941		29,650		311,145
Net Asset Value Per Share	$20.47		$14.92	*	$16.89

Maximum Offering Price Per Share ($20.47, $14.92 ÷ 94.75% and $16.89 ÷ 96.00%, respectively)	$21.60		$15.75		$17.59

Class C Shares:
Net Assets	$713		$3		$—
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	40,736		185		12
Net Asset Value, Offering and Redemption Price Per Share	$17.51	*	$14.91	*	$16.89	*

Amounts designated as “—” are $0 or have been rounded to $0.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)	As of July 31, 2015 (Unaudited)

	Microcap Fund	Mississippi Tax-Free Income Fund		Quantitative Long/Short Fund
Assets:
Investments in securities at value (Cost $4,119, $16,020 and $121,774, respectively)	$4,103	$16,841		$131,938
Deposits held at Prime Broker	—	—		7,637
Receivable for investment securities sold	—	—		268
Receivable for capital shares sold	3	—		—
Tax reclaim receivable	—	—		2
Accrued income	2	215		40
Receivable from Adviser	2	1		—
Prepaid expenses	1	5		30

Total Assets	4,111	17,062		139,915

Liabilities:
Payable for Securities sold short (Proceeds $0, $0 and $8,675, respectively)	—	—		7,543
Payable for investment securities purchased	—	—		87
Payable due to Adviser	—	5		124
Payable due to Prime Broker	—	—		7,673
Payable due to Transfer Agent	5	6		9
Payable due to Administrator	1	1		6
Payable for capital shares redeemed	—	—		19
Payable due to Custodian	—	1		1
Shareholder servicing fees payable	—	2		10
Deferred offering costs payable	3	—		—
Payable for distribution fees	—	—		1
Other accrued expenses	—	4		14

Total Liabilities	9	19		15,487

Net Assets	$4,102	$17,043		$124,428

Net Assets:
Paid-in-Capital	$4,138	$17,146		$108,800
Undistributed net investment income (accumulated net investment loss)	(6)	12		(311)
Accumulated net realized gain (loss) on investments	(14)	(936)		4,643
Net unrealized appreciation (depreciation) on investments (including securities sold short)	(16)	821		11,296

Net Assets	$4,102	$17,043		$124,428

Institutional Class Shares:
Net Assets	$3,235	$8,096		$71,796
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	215,175	493,476		3,842,432
Net Asset Value, Offering and Redemption Price Per Share	$15.03	$16.41		$18.69

Class A Shares:
Net Assets	$821	$8,816		$50,488
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	54,634	537,278		2,751,372
Net Asset Value Per Share	$15.03	$16.41		$18.35

Maximum Offering Price Per Share ($15.03 ÷ 94.75%, $16.41÷ 96.00% and $18.35 ÷ 94.75%, respectively)	$15.86	$17.09		$19.37

Class C Shares:
Net Assets	$46	$131		$2,144
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,065	7,997		124,299
Net Asset Value, Offering and Redemption Price Per Share	$15.01	$16.41	*	$17.25

Amounts designated as “—” are $0 or have been rounded to $0.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (concluded)	As of July 31, 2015 (Unaudited)

	U.S. Small Cap Fund		Value Fund
Assets:
Investments in securities at value (Cost $9,918 and $151,866, respectively)	$11,234		$172,362
Receivable for capital shares sold	3		43
Accrued income	4		166
Prepaid expenses	2		25

Total Assets	11,243		172,596

Liabilities:
Payable for investment securities purchased	100		—
Payable due to Adviser	5		118
Payable due to Transfer Agent	5		11
Payable due to Administrator	1		9
Payable for capital shares redeemed	1		209
Payable due to Custodian	1		10
Shareholder servicing fees payable	—		10
Payable due to Trustees	—		2
Payable for distribution fees	—		1
Chief Compliance Officer fees payable	—		1
Other accrued expenses	—		20

Total Liabilities	113		391

Net Assets	$11,130		$172,205

Net Assets:
Paid-in-Capital	$10,233		$126,919
Undistributed net investment income	7		18
Accumulated net realized gain (loss) on investments	(426)		24,772
Net unrealized appreciation on investments	1,316		20,496

Net Assets	$11,130		$172,205

Institutional Class Shares:
Net Assets	$9,616		$124,094
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	579,122		4,713,396
Net Asset Value, Offering and Redemption Price Per Share	$16.60		$26.33

Class A Shares:
Net Assets	$1,412		$46,944
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	85,285		1,793,146
Net Asset Value Per Share	$16.55	*	$26.18

Maximum Offering Price Per Share ($16.55 and $26.18 ÷ 94.75%, respectively)	$17.47		$27.63

Class C Shares:
Net Assets	$102		$1,167
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,240		46,113
Net Asset Value, Offering and Redemption Price Per Share	$16.39	*	$25.30	*

Amounts designated as “—” are $0 or have been rounded to $0.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets amounts are shown rounded.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000)	For the period ended July 31, 2015 (Unaudited)

	Burkenroad Small Cap Fund	Core Bond Fund	Diversified Income Fund	Diversified International Fund
Investment Income:
Interest income	$—	$3,784	$1,013	$—
Dividend income	4,688	322	405	7,911
Income distributions from investment companies	—	—	101	—
Less: Foreign Taxes Withheld	—	—	—	(806)

Total Investment Income	4,688	4,106	1,519	7,105

Expenses:
Investment advisory fees	3,617	786	236	2,442
Administration fees	231	80	20	148
Shareholder servicing fees — Class A	887	50	18	57
Shareholder servicing fees — Class C	n/a	3	2	—
Shareholder servicing fees — Class D	64	n/a	n/a	n/a
Distribution fees — Class C	n/a	8	5	1
Distribution fees — Class D	64	n/a	n/a	n/a
Transfer agent fees	44	32	26	40
Custodian fees	114	39	10	206
Trustees’ fees	14	5	1	9
Chief Compliance Officer fees	4	1	—	2
Registration fees	37	19	20	30
Professional fees	73	25	7	46
Printing fees	57	20	5	36
Insurance and other expenses	19	17	7	18

Total Expenses	5,225	1,085	357	3,035

Less: Investment advisory fees waived	—	(41)	(29)	—

Total Net Expenses	5,225	1,044	328	3,035

Net Investment Income (Loss)	(537)	3,062	1,191	4,070

Net realized gain (loss) from security transactions	9,050	(1,676)	(868)	(2,167)
Realized gain distributions from investment company shares	—	—	474	—
Net realized loss from foreign currency transactions	—	—	—	(156)
Net change in unrealized appreciation (depreciation) on investments	50,397	(3,871)	(2,297)	5,498
Net change in unrealized appreciation (depreciation) on foreign currency	—	—	—	(4)

Net Realized and Unrealized Gain (Loss) on investments	59,447	(5,547)	(2,691)	3,171

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,910	$(2,485)	$(1,500)	$7,241

“n/a” designates that the Fund does not offer this class.

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (continued)

	Dynamic Asset Allocation Fund†	Government Money Market Fund	Growth Fund	International Small Cap Fund†
Investment Income:
Interest income	$—	$137	$—	$—
Dividend income	—	—	932	7
Income distributions from investment companies	8	—	—	—
Less: Foreign Taxes Withheld	—	—	(1)	(1)

Total Investment Income	8	137	931	6

Expenses:
Investment advisory fees	2	602	614	8
Administration fees	—	91	47	1
Shareholder servicing fees — Institutional Sweep Class	n/a	2	n/a	n/a
Shareholder servicing fees — Class A	—	266	38	—
Shareholder servicing fees — Class C	—	n/a	1	—
Distribution fees — Class A	—	266	—	—
Distribution fees — Class C	—	n/a	3	—
Custodian fees	—	45	23	1
Transfer agent fees	6	34	28	6
Trustees’ fees	—	6	3	—
Chief Compliance Officer fees	—	2	1	—
Offering costs	7	—	—	7
Professional fees	—	30	14	—
Printing fees	—	23	11	—
Registration fees	—	4	24	—
Insurance and other expenses	—	35	4	—

Total Expenses	15	1,406	811	23

Less: Investment advisory fees waived	(2)	(602)	—	(8)
Less: Reimbursement from Adviser	(10)	(57)	—	(3)
Less: Administration fees waived	—	(91)	—	—
Less: Shareholder servicing fees reimbursed by Adviser — Institutional Sweep Class	—	(2)	—	—
Less: Shareholder servicing fees reimbursed by Adviser — Class A	—	(266)	—	—
Less: Distribution fees reimbursed by Adviser — Class A	—	(266)	—	—

Total Net Expenses	3	122	811	12

Net Investment Income (Loss)	5	15	120	(6)

Net realized gain (loss) from security transactions	(78)	—	9,875	10
Net realized loss on foreign currency transactions	—	—	—	(4)
Net change in unrealized appreciation (depreciation) on investments	(41)	—	2,287	(8)

Net Realized and Unrealized Gain (Loss) on investments	(119)	—	12,162	(2)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(114)	$15	$12,282	$(8)

“n/a” designates that the Fund does not offer this class.

Amounts shown as “—” are $0 or have been rounded to $0.

†	Commenced operations on May 29, 2015.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (continued)	For the period ended July 31, 2015 (Unaudited)

	Louisiana Tax-Free Income Fund	Microcap Fund†	Mississippi Tax-Free Income Fund
Investment Income:
Interest income	$192	$1	$328
Dividend income	—	2	—

Total Investment Income	192	3	328

Expenses:
Investment advisory fees	30	6	52
Administration fees	3	1	5
Shareholder servicing fees — Class A	7	—	12
Transfer agent fees	24	6	24
Custodian fees	2	—	3
Offering costs	—	7	—
Registration fees	4	—	4
Professional fees	1	—	2
Printing fees	1	—	1
Insurance and other expenses	4	—	4

Total Expenses	76	20	107

Less: Investment advisory fees waived	(30)	(6)	(31)
Less: Reimbursement from Adviser	—	(5)	—

Total Net Expenses	46	9	76

Net Investment Income (Loss)	146	(6)	252

Net realized gain (loss) from security transactions	68	(14)	88
Net change in unrealized appreciation (depreciation) on investments	(359)	(16)	(753)

Net Realized and Unrealized Loss on investments	(291)	(30)	(665)

Net Decrease in Net Assets Resulting from Operations	$(145)	$(36)	$(413)

Amounts shown as “—” are $0 or have been rounded to $0.

†	Commenced operations on May 29, 2015.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (concluded)	For the period ended July 31, 2015 (Unaudited)

	Quantitative Long/Short Fund	U.S. Small Cap Fund	Value Fund
Investment Income:
Dividend income	$722	$60	$1,701
Less: Foreign Taxes Withheld	—	—	(24)

Total Investment Income	722	60	1,677

Expenses:
Investment advisory fees	557	40	706
Administration fees	35	3	54
Shareholder servicing fees — Class A	58	2	61
Shareholder servicing fees — Class C	2	—	2
Distribution fees — Class C	7	—	5
Transfer agent fees	28	24	30
Custodian fees	5	1	26
Trustees’ fees	2	—	3
Chief Compliance Officer fees	1	—	1
Prime Broker interest expense	166	—	—
Dividend expense on securities sold short	64	—	—
Registration fees	25	3	23
Professional fees	10	1	17
Printing fees	8	1	13
Insurance and other expenses	3	1	5

Total Expenses	971	76	946

Less: Investment advisory fees waived	—	(19)	—

Total Net Expenses	971	57	946

Net Investment Income (Loss)	(249)	3	731

Net realized gain from security transactions	4,291	115	14,450
Net realized loss on securities sold short	(1,240)	—	—
Net change in unrealized appreciation (depreciation) on investments	1,515	1,158	(5,671)
Net change in unrealized appreciation (depreciation) on securities sold short	776	—	—

Net Realized and Unrealized Gain on investments	5,342	1,273	8,779

Net Increase in Net Assets Resulting from Operations	$5,093	$1,276	$9,510

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

This page intentionally left blank.

Statements of Changes in Net Assets (000)

	Burkenroad Small Cap Fund		Core Bond Fund
	02/01/15 to 07/31/15	02/01/14 to 01/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15
Investment Activities:
Net investment income (loss)	$(537)	$(1,582)	$3,062	$6,084
Net realized gain (loss) from investments, realized gain distributions from investment company shares and foreign currency transactions	9,050	9,534	(1,676)	192
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	50,397	(17,584)	(3,871)	1,005

Net Increase (Decrease) in Net Assets Resulting from Operations	58,910	(9,632)	(2,485)	7,281

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	n/a	n/a	(2,652)	(5,261)
Class A Shares	—	—	(441)	(829)
Class C Shares	n/a	n/a	(14)	(30)
Realized Capital Gains
Institutional Class Shares	n/a	n/a	—	(602)
Class A Shares	—	(15,821)	—	(107)
Class C Shares	n/a	n/a	—	(6)
Class D Shares	—	(1,107)	n/a	n/a
Return of Capital
Institutional Class Shares	n/a	n/a	—	—
Class A Shares	—	—	—	—
Class C Shares	n/a	n/a	—	—

Total Dividends and Distributions	—	(16,928)	(3,107)	(6,835)

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	n/a	n/a	15,797	85,230
Shares reinvested	n/a	n/a	1,565	2,891
Shares redeemed	n/a	n/a	(24,997)	(100,204)

Net Institutional Class Shares Transactions	n/a	n/a	(7,635)	(12,083)

Class A Shares:
Shares issued	85,155	326,012	6,871	7,300
Shares reinvested	—	14,041	422	880
Shares redeemed	(126,329)	(252,671)	(6,874)	(9,561)

Net Class A Shares Transactions	(41,174)	87,382	419	(1,381)

Class C Shares:
Shares issued	n/a	n/a	224	401
Shares reinvested	n/a	n/a	12	29
Shares redeemed	n/a	n/a	(442)	(1,181)

Net Class C Shares Transactions	n/a	n/a	(206)	(751)

Class D Shares:
Shares issued	4,784	25,675	n/a	n/a
Shares reinvested	—	988	n/a	n/a
Shares redeemed	(9,253)	(20,376)	n/a	n/a

Net Class D Shares Transactions	(4,469)	6,287	n/a	n/a

Total Increase (Decrease) in Net Assets from Capital Share Transactions	(45,643)	93,669	(7,422)	(14,215)

Total Increase (Decrease) in Net Assets	13,267	67,109	(13,014)	(13,769)

Net Assets:
Beginning of year or period	742,621	675,512	270,346	284,115

End of year or period	$755,888	$742,621	$257,332	$270,346

Undistributed (distributions in excess of) net investment income (Accumulated net investment loss)	$(1,353)	$(816)	$(9)	$36

“n/a” designates that the Fund does not offer this class.

(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

*	Commenced operations on May 29, 2015.

The accompanying notes are an integral part of the financial statements.

For the six month period July 31, 2015 (Unaudited) and the year ended January 31, 2015

Diversified Income Fund		Diversified International Fund		Dynamic Asset Allocation Fund
02/01/15 to 07/31/15	02/01/14 to 01/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15	05/29/15* to 07/31/15

$1,191	$2,453	$4,070	$4,101	$5
(394)	(1,412)	(2,323)	(4,788)	(78)
(2,297)	54	5,494	(15,032)	(41)

(1,500)	1,095	7,241	(15,719)	(114)

(1,479)	(2,316)	—	(3,535)	—
(386)	(509)	—	(252)	—
(36)	(50)	—	—	—

—	(319)	—	—	—
—	(88)	—	—	—
—	(10)	—	—	—
n/a	n/a	n/a	n/a	n/a

—	(648)	—	—	—
—	(120)	—	—	—
—	(12)	—	—	—

(1,901)	(4,072)	—	(3,787)	—

5,944	13,579	35,088	294,139	1,177
368	1,081	—	2,190	—
(4,554)	(14,381)	(77,468)	(135,563)	—

1,758	279	(42,380)	160,766	1,177

6,788	6,808	4,770	7,928	2,750
307	569	—	242	—
(7,507)	(5,031)	(6,610)	(9,161)	(10)

(412)	2,346	(1,840)	(991)	2,740

84	617	—	61	334
33	66	—	—	—
(287)	(226)	(23)	(40)	—

(170)	457	(23)	21	334

n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a	n/a

1,176	3,082	(44,243)	159,796	4,251

(2,225)	105	(37,002)	140,290	4,137

66,165	66,060	484,230	343,940	—

$63,940	$66,165	$447,228	$484,230	$4,137

$(1,081)	$(371)	$3,702	$(368)	$5

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (continued)

	Government Money Market Fund		Growth Fund
	02/01/15 to 07/31/15	02/01/14 to 01/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15
Investment Activities:
Net investment income (loss)	$15	$33	$120	$82
Net realized gain (loss) from investments (including securities sold short) and foreign currency transactions	—	2	9,875	17,615
Net change in unrealized appreciation (depreciation) on investments (including securities sold short)	—	—	2,287	1,094

Net Increase (Decrease) in Net Assets Resulting from Operations	15	35	12,282	18,791

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	(4)	(9)	—	(72)
Institutional Sweep Class Shares	—	(1)	n/a	n/a
Class A Shares	(11)	(23)	—	—
Class C Shares	n/a	n/a	—	—
Realized Capital Gains
Institutional Class Shares	—	—	—	(13,887)
Class A Shares	—	—	—	(3,481)
Class C Shares	n/a	n/a	—	(107)

Total Dividends and Distributions	(15)	(33)	—	(17,547)

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	60,498	153,345	7,936	17,527
Shares reinvested	2	3	—	13,881
Shares redeemed	(65,016)	(173,177)	(12,572)	(25,438)

Net Institutional Class Shares Transactions	(4,516)	(19,829)	(4,636)	5,970

Institutional Sweep Class Shares:
Shares issued	1,085	9,891	n/a	n/a
Shares reinvested	—	—	n/a	n/a
Shares redeemed	(1,215)	(20,553)	n/a	n/a

Net Institutional Sweep Class Shares Transactions	(130)	(10,662)	n/a	n/a

Class A Shares:
Shares issued	184,500	216,228	2,307	8,017
Shares reinvested	9	14	—	3,352
Shares redeemed	(172,857)	(238,053)	(3,765)	(6,858)

Net Class A Shares Transactions	11,652	(21,811)	(1,458)	4,511

Class C Shares:
Shares issued	n/a	n/a	38	215
Shares reinvested	n/a	n/a	—	105
Shares redeemed	n/a	n/a	(114)	(91)

Net Class C Shares Transactions	n/a	n/a	(76)	229

Total Increase (Decrease) in Net Assets from Capital Share Transactions	7,006	(52,302)	(6,170)	10,710

Total Increase (Decrease) in Net Assets	7,006	(52,300)	6,112	11,954

Net Assets:
Beginning of year or period	313,020	365,320	146,130	134,176

End of year or period	$320,026	$313,020	$152,242	$146,130

Undistributed (distributions in excess of) net investment income (Accumulated net investment loss)	$(3)	$(3)	$126	$6

“n/a” designates that the Fund does not offer this class.

(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.
*	Commenced operations on May 29, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

For the six month period July 31, 2015 (Unaudited) and the year ended January 31, 2015

International Small Cap Fund	Louisiana Tax-Free Income Fund		Microcap Fund	Mississippi Tax-Free Income Fund		Quantitative Long/Short Fund
05/29/15* to 07/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15	05/29/15* to 07/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15

$(6)	$146	$347	$(6)	$252	$686	$(249)	$(79)
6	68	(89)	(14)	88	(108)	3,051	5,336
(8)	(359)	1,329	(16)	(753)	2,271	2,291	2,138

(8)	(145)	1,587	(36)	(413)	2,849	5,093	7,395

—	(74)	(157)	—	(121)	(262)	—	—
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
—	(73)	(187)	—	(129)	(422)	—	—
—	—	—	—	(1)	—	—	—

—	—	—	—	—	—	—	(3,582)
—	—	—	—	—	—	—	(1,286)
—	—	—	—	—	—	—	(77)

—	(147)	(344)	—	(251)	(684)	—	(4,945)

4,767	243	630	3,257	273	154	7,052	16,463
—	10	17	—	7	13	—	3,573
—	(438)	(869)	—	(463)	(301)	(2,777)	(9,616)

4,767	(185)	(222)	3,257	(183)	(134)	4,275	10,420

n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

442	270	511	841	393	343	11,231	35,389
—	65	159	—	112	278	—	1,255
(1)	(273)	(4,121)	(7)	(1,818)	(9,903)	(5,353)	(13,083)

441	62	(3,451)	834	(1,313)	(9,282)	5,878	23,561

3	—	27	47	135	—	664	883
—	—	—	—	—	—	—	77
—	(28)	—	—	(5)	—	(48)	(151)

3	(28)	27	47	130	—	616	809

5,211	(151)	(3,646)	4,138	(1,366)	(9,416)	10,769	34,790

5,203	(443)	(2,403)	4,102	(2,030)	(7,251)	15,862	37,240

—	10,507	12,910	—	19,073	26,324	108,566	71,326

$5,203	$10,064	$10,507	$4,102	$17,043	$19,073	$124,428	$108,566

$(6)	$7	$8	$(6)	$12	$11	$(311)	$(62)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (concluded)

For the six month period July 31, 2015 (Unaudited) and the year ended January 31, 2015

	U.S. Small Cap Fund		Value Fund
	02/01/15 to 07/31/15	02/01/14 to 01/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15
Investment Activities:
Net investment income	$3	$8	$731	$1,576
Net realized gain (loss) from investments	115	(541)	14,450	27,668
Net change in unrealized appreciation (depreciation) on investments	1,158	180	(5,671)	(17,037)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,276	(353)	9,510	12,207

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	—	(4)	(889)	(946)
Class A Shares	—	—	(279)	(270)
Class C Shares	—	—	(3)	—
Realized Capital Gains
Institutional Class Shares	—	—	—	(18,766)
Class A Shares	—	—	—	(7,377)
Class C Shares	—	—	—	(180)

Total Dividends and Distributions	—	(4)	(1,171)	(27,539)

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	2,786	7,727	7,448	16,026
Shares reinvested	—	2	598	19,130
Shares redeemed	(925)	(796)	(13,977)	(32,837)

Net Institutional Class Shares Transactions	1,861	6,933	(5,931)	2,319

Class A Shares:
Shares issued	312	1,215	3,163	9,039
Shares reinvested	—	—	265	7,230
Shares redeemed	(598)	(269)	(7,038)	(15,391)

Net Class A Shares Transactions	(286)	946	(3,610)	878

Class C Shares:
Shares issued	—	384	17	351
Shares reinvested	—	—	3	162
Shares redeemed	(52)	(239)	(77)	(353)

Net Class C Shares Transactions	(52)	145	(57)	160

Total Increase (Decrease) in Net Assets from Capital Share Transactions	1,523	8,024	(9,598)	3,357

Total Increase (Decrease) in Net Assets	2,799	7,667	(1,259)	(11,975)

Net Assets:
Beginning of year or period	8,331	664	173,464	185,439

End of year or period	$11,130	$8,331	$172,205	$173,464

Undistributed net investment income	$7	$4	$18	$458

(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

This page intentionally left blank.

Financial Highlights

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2015 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Burkenroad Small Cap Fund
CLASS A SHARES
2015*	$54.22	$(0.04)	$4.38	$4.34	$—	$—	$—	$58.56
2015	55.57	(0.11)	(0.04)	(0.15)	—	(1.20)	(1.20)	54.22
2014	44.64	(0.30)	11.44	11.14	—	(0.21)	(0.21)	55.57
2013	38.02	0.61	6.93	7.54	(0.54)	(0.38)	(0.92)	44.64
2012	36.84	(0.04)	3.99	3.95	—	(2.77)	(2.77)	38.02
2011	28.92	0.09	8.23	8.32	(0.17)	(0.23)	(0.40)	36.84
CLASS D SHARES
2015*	$52.74	$(0.11)	$4.26	$4.15	$—	$—	$—	$56.89
2015	54.22	(0.25)	(0.03)	(0.28)	—	(1.20)	(1.20)	52.74
2014	43.66	(0.42)	11.19	10.77	—	(0.21)	(0.21)	54.22
2013	37.21	0.43	6.85	7.28	(0.45)	(0.38)	(0.83)	43.66
2012	36.20	(0.13)	3.91	3.78	—	(2.77)	(2.77)	37.21
2011	28.44	0.02	8.07	8.09	(0.10)	(0.23)	(0.33)	36.20

(1) For the year ended January 31, 2013, Net Investment Income (Loss) per share reflects special dividends which amounted to $0.59 and $0.58 per share for Class A and Class D, respectively. Excluding the special dividends, the ratio of Net Investment Income to Average Net Assets would have been 0.04% and (0.37)% for Class A and Class D, respectively.

(2)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2015 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

8.00%	$705,158	1.36%		1.36%	(0.12)%	12%
(0.34)	691,396	1.35		1.35	(0.18)	53
24.97	628,798	1.40	(2)	1.37	(0.58)	28
20.04	216,757	1.40		1.42	1.50 (1)	37
11.39	82,735	1.40		1.48	(0.10)	25
28.78	51,688	1.40		1.53	0.29	23

7.87%	$50,730	1.61%		1.61%	(0.37)%	12%
(0.59)	51,225	1.60		1.60	(0.44)	53
24.68	46,714	1.65	(2)	1.62	(0.83)	28
19.76	16,973	1.65		1.67	1.09 (1)	37
11.12	10,818	1.65		1.73	(0.36)	25
28.44	8,531	1.65		1.78	0.07	23

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2015 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Core Bond Fund
INSTITUTIONAL CLASS SHARES
2015*	$16.43	$0.19	$(0.33)	$(0.14)	$(0.20)	$—	$(0.20)	$16.09
2015	16.41	0.36	0.07	0.43	(0.37)	(0.04)	(0.41)	16.43
2014	16.75	0.33	(0.33)	—	(0.34)	—	(0.34)	16.41
2013	16.62	0.41	0.13	0.54	(0.41)	—	(0.41)	16.75
2012	16.01	0.54	0.65	1.19	(0.54)	(0.04)	(0.58)	16.62
2011	15.98	0.59	0.06	0.65	(0.59)	(0.03)	(0.62)	16.01
CLASS A SHARES
2015*	$16.40	$0.17	$(0.34)	$(0.17)	$(0.18)	$—	$(0.18)	$16.05
2015	16.37	0.32	0.08	0.40	(0.33)	(0.04)	(0.37)	16.40
2014	16.72	0.29	(0.34)	(0.05)	(0.30)	—	(0.30)	16.37
2013	16.58	0.37	0.14	0.51	(0.37)	—	(0.37)	16.72
2012	15.98	0.50	0.64	1.14	(0.50)	(0.04)	(0.54)	16.58
2011	15.95	0.55	0.06	0.61	(0.55)	(0.03)	(0.58)	15.98
CLASS C SHARES
2015*	$16.49	$0.11	$(0.34)	$(0.23)	$(0.11)	$—	$(0.11)	$16.15
2015	16.46	0.20	0.07	0.27	(0.20)	(0.04)	(0.24)	16.49
2014	16.80	0.17	(0.35)	(0.18)	(0.16)	—	(0.16)	16.46
2013	16.67	0.23	0.15	0.38	(0.25)	—	(0.25)	16.80
2012	16.06	0.37	0.67	1.04	(0.39)	(0.04)	(0.43)	16.67
2011	16.03	0.42	0.07	0.49	(0.43)	(0.03)	(0.46)	16.06

†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2015 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(0.88)%	$214,439	0.75%	0.78%	2.38%	7%
2.64	226,763	0.75	0.77	2.20	38
0.01	238,482	0.75	0.78	2.00	22
3.27	193,279	0.75	0.80	2.28	24
7.59	132,639	0.75	0.83	3.31	26
4.10	102,110	0.75	0.86	3.68	20

(1.07)%	$40,909	1.00%	1.03%	2.13%	7%
2.46	41,348	1.00	1.02	1.93	38
(0.30)	42,652	1.00	1.03	1.76	22
3.08	43,971	1.00	1.05	2.05	24
7.27	55,430	1.00	1.08	3.07	26
3.86	47,483	1.00	1.11	3.41	20

(1.38)%	$1,984	1.75%	1.78%	1.38%	7%
1.67	2,235	1.75	1.77	1.17	38
(1.06)	2,981	1.75	1.78	1.04	22
2.31	9,633	1.75	1.80	1.22	24
6.54	2,311	1.75	1.83	2.24	26
3.09	762	1.75	1.86	2.62	20

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2015 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Dividends
Diversified Income Fund
INSTITUTIONAL CLASS SHARES
2015*	$14.79	$0.26	$(0.54)	$(0.28)	$(0.41)	$—	$—	$(0.41)
2015	15.49	0.56	(0.32)	0.24	(0.66)	(0.18)	(0.10)	(0.94)
2014	15.50	0.77	(0.01)	0.76	(0.76)	—	(0.01)	(0.77)
2013#	15.00	0.18	0.48	0.66	(0.16)	—	—	(0.16)
CLASS A SHARES
2015*	$14.78	$0.25	$(0.54)	$(0.29)	$(0.41)	$—	$—	$(0.41)
2015	15.50	0.55	(0.36)	0.19	(0.65)	(0.16)	(0.10)	(0.91)
2014	15.50	0.74	—	0.74	(0.73)	—	(0.01)	(0.74)
2013#	15.00	0.23	0.42	0.65	(0.15)	—	—	(0.15)
CLASS C SHARES
2015*	$14.77	$0.18	$(0.53)	$(0.35)	$(0.37)	$—	$—	$(0.37)
2015	15.48	0.42	(0.33)	0.09	(0.57)	(0.13)	(0.10)	(0.80)
2014	15.50	0.60	0.01	0.61	(0.62)	—	(0.01)	(0.63)
2013#	15.00	0.17	0.45	0.62	(0.12)	—	—	(0.12)

#	Commenced operations on September 26, 2012. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Total return and portfolio turnover rates are for the period indicated and have not been annualized.
*	All ratios for the period have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2015 (Unaudited)

Net Asset Value, End of Period	Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate††

$14.10	(1.92)%	$51,299	0.90%	0.99%	3.57%	40%
14.79	1.37%	52,046	0.90	0.99	3.56	77
15.49	5.06	53,949	0.90	0.98	4.98	74
15.50	4.44	33,018	0.90	2.77	3.33	9

$14.08	(2.02)%	$11,324	1.15%	1.24%	3.47%	40%
14.78	1.08	12,563	1.15	1.24	3.47	77
15.50	4.87	10,931	1.15	1.23	4.74	74
15.50	4.37	3,757	1.15	4.56	4.34	9

$14.05	(2.44)%	$1,317	1.90%	1.99%	2.56%	40%
14.77	0.43	1,556	1.90	2.00	2.66	77
15.48	4.00	1,180	1.90	1.99	3.89	74
15.50	4.16	312	1.90	5.38	3.20	9

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2015 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distribution from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Diversified International Fund
INSTITUTIONAL CLASS SHARES
2015*	$21.02	$0.18	$0.06	$0.24	$—	$—	$—	$21.26
2015	21.55	0.19	(0.54)	(0.35)	(0.18)	—	(0.18)	21.02
2014	21.28	0.14	0.28	0.42	(0.12)	(0.03)	(0.15)	21.55
2013	18.59	0.11	2.79	2.90	(0.08)	(0.13)	(0.21)	21.28
2012	20.68	0.18	(2.03)	(1.85)	(0.12)	(0.12)	(0.24)	18.59
2011	17.11	0.05	3.65	3.70	(0.07)	(0.06)	(0.13)	20.68
CLASS A SHARES
2015*	$20.94	$0.15	$0.07	$0.22	$—	$—	$—	$21.16
2015	21.47	0.14	(0.55)	(0.41)	(0.12)	—	(0.12)	20.94
2014	21.21	0.10	0.25	0.35	(0.06)	(0.03)	(0.09)	21.47
2013	18.53	0.07	2.78	2.85	(0.04)	(0.13)	(0.17)	21.21
2012	20.64	0.27	(2.17)	(1.90)	(0.09)	(0.12)	(0.21)	18.53
2011	17.09	(0.02)	3.67	3.65	(0.04)	(0.06)	(0.10)	20.64
CLASS C SHARES
2015*	$20.41	$0.07	$0.06	$0.13	$—	$—	$—	$20.54
2015	20.97	(0.04)	(0.52)	(0.56)	—	—	—	20.41
2014	20.81	(0.02)	0.21	0.19	—	(0.03)	(0.03)	20.97
2013	18.30	(0.07)	2.71	2.64	—	(0.13)	(0.13)	20.81
2012	20.42	0.09	(2.09)	(2.00)	—	(0.12)	(0.12)	18.30
2011	17.00	(0.16)	3.64	3.48	—	(0.06)	(0.06)	20.42

(1)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2015 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

1.14%	$404,128	1.22%		1.22%	1.69%	6%
(1.66)	439,801	1.20		1.20	0.83	21
1.91	297,393	1.22		1.22	0.67	19
15.68	260,248	1.25		1.25	0.59	12
(8.87)	155,340	1.37	(1)	1.32	0.96	9
21.64	56,666	1.50	(1)	1.50	0.25	3

1.05%	$42,926	1.47%		1.47%	1.43%	6%
(1.93)	44,232	1.45		1.45	0.61	21
1.63	46,364	1.47		1.47	0.49	19
15.42	47,075	1.50		1.50	0.40	12
(9.13)	27,192	1.65	(1)	1.57	1.38	9
21.36	17,980	1.75	(1)	1.75	(0.12)	3

0.64%	$174	2.22%		2.22%	0.68%	6%
(2.67)	197	2.20		2.20	(0.19)	21
0.90	183	2.21		2.21	(0.08)	19
14.48	307	2.25		2.25	(0.39)	12
(9.76)	221	2.39	(1)	2.32	0.44	9
20.48	170	2.50	(1)	2.50	(0.87)	3

Financial Highlights (continued)

For a Share Outstanding Throughout the Period

For the period ended July 31, 2015 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Losses on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Dynamic Asset Allocation Fund
INSTITUTIONAL CLASS SHARES
2015*	$15.00	$0.07	$(1.05)	$(0.98)	$—	$—	$—	$14.02
CLASS A SHARES
2015*	$15.00	$0.02	$(1.01)	$(0.99)	$—	$—	$—	$14.01
CLASS C SHARES
2015*	$15.00	$0.02	$(1.02)	$(1.00)	$—	$—	$—	$14.00

*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2015 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate††

(6.53)%	$1,113	1.40%	5.84%	2.96%	112%

(6.60)%	$2,706	1.65%	7.96%	0.80%	112%

(6.67)%	$318	2.40%	6.19%	0.62%	112%

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2015 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Period	Total Return
Government Money Market Fund
INSTITUTIONAL CLASS SHARES
2015*	$1.00	$—	$—	$—	$—	$—	$1.00	0.01%
2015	1.00	—	—	—	—	—	1.00	0.01
2014	1.00	—	—	—	—	—	1.00	0.01
2013	1.00	—	—	—	—	—	1.00	0.01
2012	1.00	—	—	—	—	—	1.00	0.01
2011	1.00	—	—	—	—	—	1.00	0.01
INSTITUTIONAL SWEEP CLASS SHARES
2015*	$1.00	$—	$—	$—	$—	$—	$1.00	0.01%
2015	1.00	—	—	—	—	—	1.00	0.01
2014	1.00	—	—	—	—	—	1.00	0.01
2013	1.00	—	—	—	—	—	1.00	0.01
2012	1.00	—	—	—	—	—	1.00	0.01
2011	1.00	—	—	—	—	—	1.00	0.01
CLASS A SHARES
2015*	$1.00	$—	$—	$—	$—	$—	$1.00	0.01%
2015	1.00	—	—	—	—	—	1.00	0.01
2014	1.00	—	—	—	—	—	1.00	0.01
2013	1.00	—	—	—	—	—	1.00	0.01
2012	1.00	—	—	—	—	—	1.00	0.01
2011	1.00	—	—	—	—	—	1.00	0.01

*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2015 (Unaudited)

Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$86,851	0.08%	0.58%	0.01%	n/a
91,365	0.06	0.58	0.01	n/a
111,197	0.09	0.58	0.01	n/a
101,794	0.15	0.58	0.01	n/a
145,908	0.13	0.59	0.01	n/a
115,244	0.24	0.62	0.01	n/a

$1,178	0.08%	0.83%	0.01%	n/a
1,307	0.06	0.82	0.01	n/a
11,965	0.09	0.83	0.01	n/a
120,259	0.15	0.83	0.01	n/a
139,064	0.13	0.84	0.01	n/a
115,733	0.24	0.85	0.01	n/a

$231,997	0.08%	1.08%	0.01%	n/a
220,348	0.06	1.08	0.01	n/a
242,158	0.09	1.08	0.01	n/a
351,108	0.15	1.08	0.01	n/a
295,004	0.13	1.09	0.01	n/a
298,165	0.25	1.12	0.01	n/a

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2015 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Growth Fund
INSTITUTIONAL CLASS SHARES
2015*	$19.74	$0.02	$1.64	$1.66	$—	$—	$—	$21.40
2015	19.59	0.02	2.88	2.90	(0.01)	(2.74)	(2.75)	19.74
2014	19.40	0.03	4.19	4.22	(0.02)	(4.01)	(4.03)	19.59
2013	16.87	0.09	2.53	2.62	(0.09)	—	(0.09)	19.40
2012	16.28	(0.01)	0.60	0.59	—	—	—	16.87
2011	12.86	0.01	3.41	3.42	—	—	—	16.28
CLASS A SHARES
2015*	$18.90	$—	$1.57	$1.57	$—	$—	$—	$20.47
2015	18.90	(0.03)	2.77	2.74	—	(2.74)	(2.74)	18.90
2014	18.86	(0.02)	4.07	4.05	—	(4.01)	(4.01)	18.90
2013	16.41	0.05	2.45	2.50	(0.05)	—	(0.05)	18.86
2012	15.87	(0.05)	0.59	0.54	—	—	—	16.41
2011	12.57	(0.02)	3.32	3.30	—	—	—	15.87
CLASS C SHARES
2015*	$16.23	$(0.07)	$1.35	$1.28	$—	$—	$—	$17.51
2015	16.69	(0.16)	2.44	2.28	—	(2.74)	(2.74)	16.23
2014	17.17	(0.16)	3.69	3.53	—	(4.01)	(4.01)	16.69
2013	15.01	(0.08)	2.24	2.16	—	—	—	17.17
2012	14.63	(0.15)	0.53	0.38	—	—	—	15.01
2011	11.68	(0.12)	3.07	2.95	—	—	—	14.63

(1)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2015 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

8.41%	$121,485	1.00%		1.00%	0.21%	50%
14.41	116,313	1.00		1.00	0.11	101
22.17	109,022	1.01		1.01	0.16	94
15.54	110,640	1.03		1.03	0.49	84
3.62	64,758	1.07	(1)	1.06	(0.08)	86
26.59	52,801	1.10		1.10	0.09	81

8.31%	$30,044	1.25%		1.25%	(0.04)%	50%
14.07	29,084	1.25		1.25	(0.14)	101
21.91	24,614	1.26		1.26	(0.09)	94
15.22	23,581	1.28		1.28	0.27	84
3.40	30,045	1.32	(1)	1.31	(0.33)	86
26.25	29,942	1.35		1.35	(0.16)	81

7.89%	$713	2.00%		2.00%	(0.79)%	50%
13.16	733	2.00		2.00	(0.90)	101
21.01	540	2.01		2.01	(0.85)	94
14.39	456	2.03		2.03	(0.52)	84
2.60	424	2.04	(1)	2.06	(1.05)	86
25.26	447	2.10		2.10	(0.92)	81

Financial Highlights (continued)

For a Share Outstanding Throughout the Period

For the period ended July 31, 2015 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Loss†	Net Realized and Unrealized Losses on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
International Small Cap Fund
INSTITUTIONAL CLASS SHARES
2015*	$15.00	$(0.02)	$(0.05)	$(0.07)	$—	$—	$—	$14.93
CLASS A SHARES
2015*	$15.00	$(0.03)	$(0.05)	$(0.08)	$—	$—	$—	$14.92
CLASS C SHARES
2015*	$15.00	$(0.06)	$(0.03)	$(0.09)	$—	$—	$—	$14.91

*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2015 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate††

(0.47)%	$4,758	1.55%	3.05%	(0.71)%	2%

(0.53)%	$442	1.80%	3.58%	(1.16)%	2%

(0.60)%	$3	2.55%	63.34%	(2.32)%	2%

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2015 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Louisiana Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2015*	$17.37	$0.25	$(0.47)	$(0.22)	$(0.26)	$—	$(0.26)	$16.89
2015	15.66	0.51	1.72	2.23	(0.52)	—	(0.52)	17.37
2014	17.35	0.54	(1.66)	(1.12)	(0.55)	(0.02)	(0.57)	15.66
2013	17.09	0.56	0.27	0.83	(0.55)	(0.02)	(0.57)	17.35
2012#	15.00	0.62	2.03	2.65	(0.55)	(0.01)	(0.56)	17.09
CLASS A SHARES
2015*	$17.37	$0.23	$(0.47)	$(0.24)	$(0.24)	$—	$(0.24)	$16.89
2015	15.65	0.47	1.73	2.20	(0.48)	—	(0.48)	17.37
2014	17.35	0.50	(1.67)	(1.17)	(0.51)	(0.02)	(0.53)	15.65
2013	17.08	0.51	0.28	0.79	(0.50)	(0.02)	(0.52)	17.35
2012#	15.00	0.58	2.02	2.60	(0.51)	(0.01)	(0.52)	17.08
CLASS C SHARES
2015*	$17.36	$0.17	$(0.42)	$(0.25)	$(0.22)	$—	$(0.22)	$16.89
2015	15.65	0.35	1.81	2.16	(0.45)	—	(0.45)	17.36
2014‡	16.94	0.41	(1.31)	(0.90)	(0.37)	(0.02)	(0.39)	15.65

#	Commenced operations February 1, 2011. Ratios for the period have been annualized.
‡	Commenced operations May 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
(1)	Total return and portfolio turnover are for period indicated and have not been annualized.
(2)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations. Under normal asset levels, ratios would have been 1.75%.
(3)	Portfolio turnover is for the Fund for the full year.
*	All ratios for the period have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2015 (Unaudited)

Total Return††		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(1.28)%		$4,810	0.75%	1.35%	3.03%	13%
14.43		5,137	0.75	1.34	3.09	19
(6.44)		4,841	0.75	1.21	3.38	3
4.90		6,623	0.75	1.12	3.24	1
17.98	(1)	3,758	0.75	2.16	3.85	6	(1)

(1.40)%		$5,254	1.00%	1.60%	2.78%	13%
14.21		5,341	1.00	1.59	2.85	19
(6.73)		8,069	1.00	1.44	3.10	3
4.71		13,314	1.00	1.37	2.98	1
17.65	(1)	6,899	1.00	2.28	3.60	6	(1)

(1.45)%		$—	1.75%	2.23%	1.94%	13%
13.98		29	1.75	2.36	2.07	19
(5.22	)(1)	—	— (2)	— (2)	4.00	3	(3)

Financial Highlights (continued)

For a Share Outstanding Throughout the Period

For the period ended July 31, 2015 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Loss†	Net Realized and Unrealized Gains on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Microcap Fund
INSTITUTIONAL CLASS SHARES
2015*	$15.00	$(0.03)	$0.06	$0.03	$—	$—	$—	$15.03
CLASS A SHARES
2015*	$15.00	$(0.03)	$0.06	$0.03	$—	$—	$—	$15.03
CLASS C SHARES
2015*	$15.00	$(0.05)	$0.06	$0.01	$—	$—	$—	$15.01

*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2015 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate††

0.20%	$3,235	1.50%	3.67%	(1.05)%	51%

0.20%	$821	1.75%	3.79%	(1.25)%	51%

0.07%	$46	2.50%	7.06%	(2.02)%	51%

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2015 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends	Net Asset Value, End of Period
Mississippi Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2015*	$17.01	$0.24	$(0.59)	$(0.35)	$(0.25)	$—	$(0.25)	$16.41
2015	15.51	0.50	1.51	2.01	(0.51)	—	(0.51)	17.01
2014	17.21	0.53	(1.61)	(1.08)	(0.54)	(0.08)	(0.62)	15.51
2013	17.01	0.57	0.24	0.81	(0.56)	(0.05)	(0.61)	17.21
2012#	15.00	0.60	1.95	2.55	(0.53)	(0.01)	(0.54)	17.01
CLASS A SHARES
2015*	$17.01	$0.22	$(0.59)	$(0.37)	$(0.23)	$—	$(0.23)	$16.41
2015	15.51	0.46	1.51	1.97	(0.47)	—	(0.47)	17.01
2014	17.21	0.50	(1.62)	(1.12)	(0.50)	(0.08)	(0.58)	15.51
2013	17.01	0.52	0.24	0.76	(0.51)	(0.05)	(0.56)	17.21
2012#	15.00	0.57	1.95	2.52	(0.50)	(0.01)	(0.51)	17.01
CLASS C SHARES
2015*	$17.01	$0.17	$(0.60)	$(0.43)	$(0.17)	$—	$(0.17)	$16.41
2015	15.51	0.62	1.39	2.01	(0.51)	—	(0.51)	17.01
2014‡	16.86	0.41	(1.32)	(0.91)	(0.36)	(0.08)	(0.44)	15.51

#	Commenced operations February 1, 2011. Ratios for the period have been annualized.
‡	Commenced operations on May 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
(1)	Total return and portfolio turnover are for the period indicated and have not been annualized.
(2)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations. Under normal asset levels, ratios would have been 1.75%.
(3)	Portfolio turnover is for the Fund for the full year.
*	All ratios for the period have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2015 (Unaudited)

Total Return††		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(2.07)%		$8,096	0.75%	1.11%	2.98%	3%
13.15		8,580	0.75	1.04	3.07	3
(6.28)		7,943	0.75	0.97	3.34	5
4.81		8,369	0.75	0.91	3.31	7
17.32	(1)	7,200	0.75	1.31	3.78	22	(1)

(2.20)%		$8,816	1.00%	1.36%	2.73%	3%
12.86		10,493	1.00	1.29	2.82	3
(6.51)		18,381	1.00	1.20	3.07	5
4.55		37,101	1.00	1.16	3.05	7
17.07	(1)	23,229	1.00	1.50	3.53	22	(1)

(2.54)%		$131	1.75%	2.08%	2.05%	3%
13.15		—	— (2)	— (2)	3.79	3
(5.34	)(1)	—	— (2)	— (2)	3.97	5	(3)

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2015 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Quantitative Long/Short Fund
INSTITUTIONAL CLASS SHARES
2015*	$17.87	$(0.03)	$0.85	$0.82	$—	$—	$—	$18.69
2015	17.06	(0.01)	1.83	1.82	—	(1.01)	(1.01)	17.87
2014	17.59	(0.05)	2.84	2.79	(0.03)	(3.29)	(3.32)	17.06
2013	15.88	0.03	1.68	1.71	—	—	—	17.59
2012	15.37	(0.11)	0.62	0.51	—	—	—	15.88
2011	12.17	(0.05)	3.25	3.20	—	—	—	15.37
CLASS A SHARES
2015*	$17.57	$(0.05)	$0.83	$0.78	$—	$—	$—	$18.35
2015	16.83	(0.04)	1.79	1.75	—	(1.01)	(1.01)	17.57
2014	17.41	(0.10)	2.81	2.71	—	(3.29)	(3.29)	16.83
2013	15.75	(0.01)	1.67	1.66	—	—	—	17.41
2012	15.29	(0.15)	0.61	0.46	—	—	—	15.75
2011	12.13	(0.08)	3.24	3.16	—	—	—	15.29
CLASS C SHARES
2015*	$16.58	$(0.11)	$0.78	$0.67	$—	$—	$—	$17.25
2015	16.04	(0.17)	1.72	1.55	—	(1.01)	(1.01)	16.58
2014	16.85	(0.24)	2.72	2.48	—	(3.29)	(3.29)	16.04
2013	15.36	(0.14)	1.63	1.49	—	—	—	16.85
2012	15.02	(0.26)	0.60	0.34	—	—	—	15.36
2011	12.01	(0.18)	3.19	3.01	—	—	—	15.02

(1)

Expense ratio includes the advisory fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance fee adjustment, if applicable, that increases/decreases the total fee +0.40%/-0.40%. The effective advisory fee rate for the years ended January 31, 2015, 2014, 2013, 2012, and 2011 was 0.84%, 0.96%, 0.90%, 1.41%, and 0.99%, respectively. The effective advisory fee for the six month period ended July 31, 2015 was 0.96%. Expense limitations are applied before giving effect to performance incentive adjustments.

(2)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(3)

Expense ratio includes interest and dividend expense related to short sales. Excluding such interest and dividend expense, the ratio of expenses to average net assets for the years or periods presented would be:

	Institutional Class Shares	Class A Shares	Class C Shares
2015*	1.15%	1.40%	2.16%
2015	1.07%	1.31%	2.08%
2014	1.21%	1.48%	2.23%
2013	1.27%	1.51%	2.31%
2012	1.88%	2.14%	2.89%
2011	1.49%	1.74%	2.49%
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2015 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(1)(3)		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate

4.59%	$71,796	1.55%		1.55%	(0.32)%	80%
10.59	64,494	1.47		1.47	(0.03)	151
15.97	52,055	1.61		1.61	(0.24)	223
10.77	49,029	1.65	(2)	1.57	0.17	107
3.32	37,938	2.03	(2)	1.96	(0.70)	86
26.29	26,518	1.75	(2)	1.75	(0.35)	129

4.44%	$50,488	1.80%		1.80%	(0.57)%	80%
10.32	42,614	1.70		1.70	(0.25)	151
15.70	18,640	1.88		1.88	(0.54)	223
10.54	4,993	1.89	(2)	1.83	(0.07)	107
3.01	5,027	2.29	(2)	2.22	(0.96)	86
26.05	3,960	2.00	(2)	2.00	(0.60)	129

4.04%	$2,144	2.56%		2.56%	(1.34)%	80%
9.58	1,458	2.47		2.47	(1.04)	151
14.82	631	2.63		2.63	(1.32)	223
9.70	21	2.69	(2)	2.60	(0.92)	107
2.26	34	3.04	(2)	2.97	(1.70)	86
25.06	14	2.75	(2)	2.75	(1.36)	129

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2015 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
U.S. Small Cap Fund
INSTITUTIONAL CLASS SHARES
2015*	$14.50	$0.01	$2.09	$2.10	$—	$—	$—	$16.60
2015	14.32	0.04	0.15	0.19	(0.01)	—	(0.01)	14.50
2014#	15.00	(0.01)	(0.67)	(0.68)	—	—	—	14.32
CLASS A SHARES
2015*	$14.47	$(0.01)	$2.09	$2.08	$—	$—	$—	$16.55
2015	14.32	(0.02)	0.17	0.15	—	—	—	14.47
2014#	15.00	(0.01)	(0.67)	(0.68)	—	—	—	14.32
CLASS C SHARES
2015*	$14.38	$(0.06)	$2.07	$2.01	$—	$—	$—	$16.39
2015	14.32	(0.12)	0.18	0.06	—	—	—	14.38
2014#	15.00	—	(0.68)	(0.68)	—	—	—	14.32

#	Commenced operations December 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return and portfolio turnover rates are for the period indicated and have not been annualized.
(1)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations. Under normal asset levels, ratios would have been 2.10%.
n/m	— Not meaningful. Ratio is not meaningful due to low level of net assets.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2015 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

14.48%	$9,616	1.10%	1.49%	0.10%	33%
1.32	6,704	1.10	2.18	0.27	71
(4.53)	78	1.10	n/m	(0.61)	4

14.37%	$1,412	1.35%	1.75%	(0.13)%	33%
1.05	1,489	1.35	4.63	(0.14)	71
(4.53)	586	1.31	n/m	(0.71)	4

13.98%	$102	2.10%	2.50%	(0.77)%	33%
0.42	138	2.10	4.78	(0.85)	71
(4.53)	—	0.12 (1)	n/m	0.36	4

Financial Highlights (concluded)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2015 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Value Fund
INSTITUTIONAL CLASS SHARES
2015*	$25.13	$0.12	$1.27	$1.39	$(0.19)	$—	$(0.19)	$26.33
2015	27.57	0.26	1.70	1.96	(0.20)	(4.20)	(4.40)	25.13
2014	24.37	0.23	5.82	6.05	(0.31)	(2.54)	(2.85)	27.57
2013	21.31	0.27	2.98	3.25	(0.19)	—	(0.19)	24.37
2012	21.19	0.30	0.13	0.43	(0.31)	—	(0.31)	21.31
2011	17.48	0.26	3.70	3.96	(0.25)	—	(0.25)	21.19
CLASS A SHARES
2015*	$24.99	$0.09	$1.25	$1.34	$(0.15)	$—	$(0.15)	$26.18
2015	27.45	0.18	1.71	1.89	(0.15)	(4.20)	(4.35)	24.99
2014	24.28	0.16	5.79	5.95	(0.24)	(2.54)	(2.78)	27.45
2013	21.23	0.22	2.97	3.19	(0.14)	—	(0.14)	24.28
2012	21.11	0.25	0.12	0.37	(0.25)	—	(0.25)	21.23
2011	17.42	0.21	3.69	3.90	(0.21)	—	(0.21)	21.11
CLASS C SHARES
2015*	$24.16	$(0.01)	$1.21	$1.20	$(0.06)	$—	$(0.06)	$25.30
2015	26.73	(0.03)	1.66	1.63	—	(4.20)	(4.20)	24.16
2014	23.74	(0.07)	5.67	5.60	(0.07)	(2.54)	(2.61)	26.73
2013	20.80	0.05	2.91	2.96	(0.02)	—	(0.02)	23.74
2012	20.69	0.09	0.12	0.21	(0.10)	—	(0.10)	20.80
2011	17.07	0.06	3.63	3.69	(0.07)	—	(0.07)	20.69

†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2015 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

5.51%	$124,094	1.00%	1.00%	0.91%	48%
6.25	124,065	0.98	0.98	0.88	83
24.95	132,625	0.99	0.99	0.82	65
15.36	112,163	1.01	1.01	1.22	71
2.05	95,450	1.03	1.03	1.44	63
22.83	77,828	1.05	1.05	1.34	82

5.37%	$46,944	1.25%	1.25%	0.66%	48%
6.00	48,230	1.23	1.23	0.63	83
24.61	51,687	1.24	1.24	0.57	65
15.10	49,081	1.26	1.26	0.99	71
1.80	66,167	1.28	1.28	1.17	63
22.49	70,420	1.30	1.30	1.09	82

4.96%	$1,167	2.00%	2.00%	(0.09)%	48%
5.21	1,169	1.98	1.98	(0.12)	83
23.62	1,127	1.98	1.98	(0.29)	65
14.26	4,823	2.01	2.01	0.22	71
1.04	4,994	2.03	2.03	0.43	63
21.62	4,920	2.05	2.05	0.34	82

Notes to Financial Statements

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 42 funds. The financial statements included herein relate to the Trust’s Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Burkenroad Small Cap Fund (the “Burkenroad Small Cap Fund”), the Hancock Horizon Core Bond Fund (the “Core Bond Fund”), the Hancock Horizon Diversified Income Fund (the “Diversified Income Fund”), the Hancock Horizon Diversified International Fund (the “Diversified International Fund”), the Hancock Horizon Dynamic Asset Allocation Fund (the “Dynamic Asset Allocation Fund”), the Hancock Horizon Government Money Market Fund (the “Government Money Market Fund”), the Hancock Horizon Growth Fund (the “Growth Fund”), the Hancock Horizon International Small Cap Fund (the “International Small Cap Fund”), the Hancock Horizon Louisiana Tax-Free Income Fund (the “Louisiana Tax-Free Income Fund”), the Hancock Horizon Microcap Fund (the “Microcap Fund”), the Hancock Horizon Mississippi Tax-Free Income Fund (the “Mississippi Tax-Free Income Fund”), the Hancock Horizon Quantitative Long/Short Fund (the “Quantitative Long/Short Fund”), the Hancock Horizon U.S. Small Cap Fund (the “U.S. Small Cap Fund”) and the Hancock Horizon Value Fund (the “Value Fund”) (each a “Fund” and collectively the “Funds”). Each Fund, except for the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, is diversified. The Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund are non-diversified. The Dynamic Asset Allocation Fund, the International Small Cap Fund and the Microcap Fund commenced operations on May 29, 2015. The financial statements of the remaining funds in the Trust are presented separately. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing

July 31, 2015 (Unaudited)

price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: a security’s trading has been halted or suspended; a security has been de-listed from a national exchange; a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or a security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2015, there were no fair valued securities in the Funds.

The Government Money Market Fund values its investments using the amortized cost method, as permitted by Rule 2a-7 of the 1940 Act, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Horizon Advisers (the “Adviser”) or a sub-adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’

Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Diversified International Fund and International Small Cap Fund use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

If a local market in which the Diversified International Fund or International Small Cap Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above. As of July 31, 2015, the International Small Cap Fund valued certain securities in accordance with the procedures described above (see the table on page 91).

Notes to Financial Statements (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at July 31, 2015 (000):

	Level 1	Level 2	Level 3	Total
Burkenroad Small Cap Fund
Investments in Securities
Common Stock	$737,213	$—	$—	$737,213
Cash Equivalent	19,828	—	—	19,828

Total Investments in Securities	$757,041	$—	$—	$757,041

	Level 1	Level 2	Level 3	Total
Core Bond Fund
Investments in Securities
Corporate Bonds	$—	$141,063	$—	$141,063
Municipal Bonds	—	49,990	—	49,990
U.S. Government Mortgage-Backed Obligations	—	32,945	—	32,945
Registered Investment Company	12,312	—	—	12,312
U.S. Government Agency Obligations	—	7,710	—	7,710
Asset-Backed Security	—	3,001	—	3,001
Convertible Bond	—	15	—	15
U.S. Treasury Obligation	—	5,081	—	5,081
Cash Equivalent	3,554	—	—	3,554

Total Investments in Securities	$15,866	$239,805	$—	$255,671

Diversified Income Fund
Investments in Securities
Corporate Bonds	$—	$22,855	$—	$22,855
Registered Investment Companies	20,240	—	—	20,240
Preferred Stock	10,382	—	—	10,382
Common Stock	8,664	—	—	8,664
Convertible Bond	—	15	—	15
Cash Equivalent	1,644	—	—	1,644

Total Investments in Securities	$40,930	$22,870	$—	$63,800

Diversified International Fund
Investments in Securities
Common Stock	$437,610	$—	$—	$437,610
Cash Equivalents	8,549	—	—	8,549

Total Investments in Securities	$446,159	$—	$—	$446,159

Dynamic Asset Allocation Fund
Investments in Securities
Registered Investment Companies	$2,234	$—	$—	$2,234
Cash Equivalent	2,322	—	—	2,322

Total Investments in Securities	$4,556	$—	$—	$4,556

Government Money Market Fund
Investments in Securities
U.S. Government Agency Obligations	$—	$182,957	$—	$182,957
U.S. Treasury Obligation	—	39,999	—	39,999
Cash Equivalent	22,070	—	—	22,070
Repurchase Agreement	—	75,000	—	75,000

Total Investments in Securities	$22,070	$297,956	$—	$320,026

July 31, 2015 (Unaudited)

	Level 1	Level 2		Level 3	Total
Growth Fund
Investments in Securities
Common Stock	$151,113	$—		$—	$151,113
Cash Equivalent	1,223	—		—	1,223

Total Investments in Securities	$152,336	$—		$—	$152,336

International Small Cap Fund
Investments in Securities
Common Stock
Australia	$209	$—		$—	$209
Canada	358	—		—	358
Denmark	209	—		—	209
Finland	23	—		—	23
France	408	—		—	408
Germany	312	—		—	312
Hong Kong	238	—		—	238
Israel	—	28	†	—	28
Italy	237	—		—	237
Japan	1,566	—		—	1,566
Netherlands	71	—		—	71
Norway	56	—		—	56
Portugal	23	—		—	23
Singapore	24	—		—	24
Spain	98	—		—	98
Sweden	146	—		—	146
Switzerland	180	—		—	180
United Kingdom	760	—		—	760
United States	19	—		—	19

Total Common Stock	4,937	28		—	4,965

Cash Equivalents	328	—		—	328

Total Investments in Securities	$5,265	$28		$—	$5,293

Louisiana Tax-Free Income Fund
Investments in Securities
Municipal Bonds	$—	$9,807		$—	$9,807
Cash Equivalent	134	—		—	134

Total Investments in Securities	$134	$9,807		$—	$9,941

Microcap Fund
Investments in Securities
Common Stock	$4,029	$—		$—	$4,029
Cash Equivalent	74	—		—	74

Total Investments in Securities	$4,103	$—		$—	$4,103

	Level 1	Level 2	Level 3	Total
Mississippi Tax-Free Income Fund
Investments in Securities
Municipal Bonds	$—	$16,339	$—	$16,339
Cash Equivalent	502	—	—	502

Total Investments in Securities	$502	$16,339	$—	$16,841

Quantitative Long/Short Fund
Assets at Fair Value at July 31, 2015 (investments in securities at fair value)
Investments in Securities
Common Stock	$89,865	$—	$—	$89,865
Cash Equivalents	42,073	—	—	42,073

Total Investments in Securities	$131,938	$—	$—	$131,938

Liabilities at Fair Value at July 31, 2015 (securities sold short at fair value)
Investments in Securities Sold Short
Common Stock	$(7,543)	$—	$—	$(7,543)

Total Investments in Securities Sold Short	$(7,543)	$—	$—	$(7,543)

U.S. Small Cap Fund
Investments in Securities
Common Stock	$11,049	$—	$—	$11,049
Cash Equivalent	185	—	—	185

Total Investments in Securities	$11,234	$—	$—	$11,234

Value Fund
Investments in Securities
Common Stock	$167,726	$—	$—	$167,726
Cash Equivalent	4,636	—	—	4,636

Total Investments in Securities	$172,362	$—	$—	$172,362

†	Represents securities trading outside the United States, the values of which were adjusted as a result of foreign market closure.

For the six month period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Diversified International Fund utilizing international fair value pricing during the year.

Notes to Financial Statements (continued)

For the six month period ended July 31, 2015, there were no Level 3 securities.

For the six month period ended July 31, 2015, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six month period ended July 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended July 31, 2015, the Funds did not incur any interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Investments in REITs – Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the closing rate on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions

July 31, 2015 (Unaudited)

of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated securities that are of comparable quality to securities that are rated in the highest rating category by an NRSRO, as determined by the Adviser. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

TBA Purchase Commitments – The Funds may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Short Sales – The Quantitative Long/Short Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or prime broker interest expense. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, U.S. Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

The Fund had prime brokerage borrowings throughout the six month period ended July 31, 2015 as follows:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate paid	Interest Paid
$8,693,746	$8,218,609	1.74%	$62,156

Expenses – Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes of Shares – Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared daily and paid monthly for the Core Bond Fund, Diversified Income Fund, Government Money Market Fund, Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, declared and

Notes to Financial Statements (continued)

paid quarterly for the Value Fund and declared and paid annually for the Burkenroad Small Cap Fund, Diversified International Fund, Dynamic Asset Allocation Fund, Growth Fund, International Small Cap Fund, Microcap Fund, Quantitative Long/Short Fund and the U.S. Small Cap Fund. Net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

Offering Costs – Offering Costs, including costs of printing initial prospectuses, legal and registration fees are capitalized and amortized over twelve months from the inception date. As of July 31, 2015, the Dynamic Asset Allocation Fund, the Microcap Fund and the International Small Cap Fund have $12,032, $12,032 and $12,032, respectively, of offering costs remaining to be amortized.

3.	Agreements and other Transactions with Affiliates:

Advisory Agreement

Horizon Advisers (the “Adviser”), an unincorporated division of Hancock Bank, serves as investment adviser to each Fund within the Trust. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.95% of the average daily net assets of the Burkenroad Small Cap Fund, 0.60% of the average daily net assets of the Core Bond Fund, 0.70% of the average daily net assets of the Diversified Income Fund, 1.00% of the average daily net assets of the Diversified International Fund, 0.70% of the average daily net assets of the Dynamic Asset Allocation Fund, 0.40% of the average daily net assets of the Government Money Market Fund, 0.80% of the average daily net assets of the Growth Fund, 1.10% of the average daily net assets of the International Small Cap Fund, 0.60% of the average daily net assets of the Louisiana Tax-Free Income Fund, 1.00% of the average daily net assets of the Microcap Fund, 0.60% of the average daily net assets of the Mississippi Tax-Free Income Fund, and 0.80% of the average daily net assets of the U.S. Small Cap and Value Funds. The fee received by the Adviser for the Quantitative Long/Short Fund is comprised of a basic fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance adjustment (“performance adjustment”), if applicable, that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund’s performance benchmark. The performance adjustment is calculated and paid monthly by comparing the Fund’s Institutional Class Share performance to that of the Fund’s performance benchmark over the current month plus the previous 11 months (the “performance period”). The fee paid to the Adviser based on the performance adjustment will result in a minimum fee of 0.80% if the Fund’s Institutional Class Share underperforms the Fund’s performance benchmark by 200 basis points or more on a rolling 12-month basis, and a maximum fee of 1.60% if the Fund’s Institutional Share Class outperforms the Fund’s performance benchmark by 200 basis points or more on a rolling 12-month basis. In cases where the performance adjustment is not applicable because the performance difference does not result in a performance adjustment, the basic fee at the annual rate of 1.20% of the Fund’s average daily net assets will continue to apply.

During the six month period ended July 31, 2015, the Quantitative Long/Short Fund’s advisory fees, before waivers, were adjusted in accordance with the policy described above, as follows:

Base Advisory Fee	Performance Adjustment	Net Advisory Fees Before Waivers	Effective Rate
$697,178	$140,637	$556,540	0.96%

The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) of each Fund will not exceed the following as a percentage of average net assets:

	Burkenroad Small Cap Fund*	Core Bond Fund*	Diversified Income Fund*	Diversified International Fund*	Dynamic Asset Allocation Fund*
Institutional Class Shares	n/a	0.75%	0.90%	1.50%	1.40%
Class A Shares	1.40%	1.00%	1.15%	1.75%	1.60%
Class C Shares	n/a	1.75%	1.90%	2.50%	2.40%
Class D Shares	1.65%	n/a	n/a	n/a	n/a

July 31, 2015 (Unaudited)

	Government Money Market Fund*	Growth Fund**	International Small Cap Fund*	Louisiana Tax-Free Income Fund*	Microcap Fund*
Institutional Class Shares	0.58%	1.10%	1.55%	0.75%	1.50%
Institutional Sweep Class Shares	0.83%	n/a	n/a	n/a	n/a
Class A Shares	1.08%	1.35%	1.80%	1.00%	1.75%
Class C Shares	n/a	2.10%	2.55%	1.75%	2.50%

	Mississippi Tax-Free Income Fund*	Quantitative Long/Short Fund*		U.S. Small Cap Fund*	Value Fund**
Institutional Class Shares	0.75%	1.7	%(1)	1.10%	1.10%
Class A Shares	1.00%	1.95	%(1)	1.35%	1.35%
Class C Shares	1.75%	2.7	%(1)	2.10%	2.10%

“n/a” designates that the Fund does not offer this class.

*	The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2016.
**	The Adviser has voluntarily agreed to waive fees and reimburse expenses. This may discontinue at any time.
(1)

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep the Net Expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), before giving effect to any performance incentive adjustment, from exceeding 1.70%, 1.95%, and 2.70% of the Fund’s average daily net assets of the Institutional Class, Class A and Class C Shares, respectively, until May 2016 (the “Expense Limits”). Since the Expense Limits are applied before giving effect to performance incentive adjustments, the percentages shown as Net Expenses for each class of shares may be up to 0.40% higher or lower than the Expense Limit for that class because Net Expenses reflect performance incentive adjustments, if any.

In addition, the Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Government Money Market Fund in order to limit the one-day net income yield of the Institutional Class Shares, Institutional Sweep Class Shares and Class A Shares of the Fund to not less than 0.01% of the average daily net assets.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

As of July 31, 2015, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until January 31:	Core Bond Fund	Diversified Income Fund	Dynamic Asset Allocation Fund(2)
2013	2016	$95,601	$70,883	$ n/a
2014	2017	75,104	45,537	n/a
2015	2018	81,813	74,536	12,108

	Total	$252,518	$190,956	$12,108

Fiscal Year	Subject to Repayment until January 31:	Government Money Market Fund	International Small Cap Fund(2)	Louisiana Tax-Free Income Fund
2013	2016	$2,105,469	$ n/a	$63,864
2014	2017	1,577,677	n/a	77,433
2015	2018	1,381,842	10,933	63,483

	Total	$5,064,988	$10,933	$204,780

Fiscal Year	Subject to Repayment until January 31:	Microcap Fund(2)	Mississippi Tax-Free Income Fund	U.S. Small Cap Fund(1)
2013	2016	$ n/a	$65,518	$ n/a
2014	2017	n/a	77,716	57,814
2015	2018	11,449	61,963	56,798

	Total	$11,449	$205,197	$114,612

(1)	Commenced operations on December 31, 2013.
(2)	Commenced operations on May 29, 2015.

The Adviser oversees EARNEST Partners, LLC (“EARNEST” or the “Sub-Adviser”), the sub-adviser to the Diversified International Fund, and GlobeFlex Capital, L.P. (“GlobeFlex” or the “Sub-Adviser” and, together with EARNEST, the “Sub-Advisers”), the sub-adviser to the International Small Cap Fund to ensure compliance with the investment policies and guidelines of each Fund, and monitors each Sub-Adviser’s adherence to its investment style. The Adviser pays EARNEST out of the advisory fee it receives from the Diversified International Fund and pays GlobeFlex out of the advisory fee it receives from the International Small Cap Fund. The Board supervises the Adviser and the Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

Notes to Financial Statements (continued)

Administration Agreement

SEI Investments Global Funds Services (“the Administrator”) is the Administrator of the Trust. SEI Investments Management Corporation (“SEI Investments”), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six month period ended July 31, 2015, the Funds were charged as follows for these services: $231,236, $79,570, $20,486, $148,298, $146, $91,461, $46,611, $463, $3,074, $336, $5,314, $35,294, $3,021 and $53,571 for the Burkenroad Small Cap Fund, Core Bond Fund, Diversified Income Fund, Diversified International Fund, Dynamic Asset Allocation Fund, Government Money Market Fund, Growth Fund, International Small Cap Fund, Louisiana Tax-Free Income Fund, Microcap Fund, Mississippi Tax-Free Income Fund, Quantitative Long/Short Fund, U.S. Small Cap Fund and the Value Fund, respectively.

Transfer Agent and Custodian Agreement

Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, effective May 29, 2015, Hancock Bank is paid an annual fee of $12,000 for each class of each Fund and 0.0175% of the average daily net assets of the Funds. Prior to May 29, 2015, Hancock Bank was paid an annual fee of $20,000 per class on the first ten classes and $17,500 per class on the remaining classes.

Hancock Bank serves as custodian to the Funds (except for the Quantitative Long/Short Fund), and for such services is paid an annual fee from the Funds’ assets of 0.03% of each Fund’s average daily net assets, subject to a minimum of $250 per month per Fund.

U.S. Bank serves as custodian to the Quantitative Long/Short Fund and for such services is paid an annual fee based on the Fund’s average daily net assets. BNY Mellon serves as sub-custodian to the Diversified International Fund, and for such services is paid an annual fee based on the Fund’s average daily net assets.

Distribution Agreement

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

The following table summarizes the agreement:

	Burkenroad Small Cap Fund	Core Bond Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund
Institutional Class Shares	n/a	—	—	—	—
Class A Shares	—	—	—	—	—
Class C Shares	n/a	0.75%	0.75%	0.75%	0.75%
Class D Shares	0.25%	n/a	n/a	n/a	n/a

	Government Money Market Fund	Growth Fund	International Small Cap Fund	Louisiana Tax-Free Income Fund	Microcap Fund
Institutional Class Shares	—	—	—	—	—
Institutional Sweep Class Shares	—	n/a	n/a	n/a	n/a
Class A Shares	0.25%	—	—	—	—
Class C Shares	n/a	0.75%	0.75%	0.75%	0.75%

	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund	Value Fund
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Class C Shares	0.75%	0.75%	0.75%	0.75%

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month period ended July 31, 2015, Hancock Investment Securities, Inc. received distribution fees in the amount of $2,711 and $72,314 for the Burkenroad Small Cap Fund and the Government Money Market Fund, respectively.

The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

July 31, 2015 (Unaudited)

The following table summarizes the agreement:

	Burkenroad Small Cap Fund	Core Bond Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund
Institutional Class Shares	n/a	—	—	—	—
Class A Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class C Shares	n/a	0.25%	0.25%	0.25%	0.25%
Class D Shares	0.25%	n/a	n/a	n/a	n/a

	Government Money Market Fund	Growth Fund	International Small Cap Fund	Louisiana Tax-Free Income Fund	Microcap Fund
Institutional Class Shares	—	—	—	—	—
Institutional Sweep Class Shares	0.25%	n/a	n/a	n/a	n/a
Class A Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class C Shares	n/a	0.25%	0.25%	0.25%	0.25%

	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund	Value Fund
Institutional Class Shares	—	—	—	—
Class A Shares	0.25%	0.25%	0.25%	0.25%
Class C Shares	0.25%	0.25%	0.25%	0.25%

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month period ended July 31, 2015, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $60,645, $592, $30, $52, $87,277, $166, $27, $11 and $217 for the Burkenroad Small Cap Fund, Core Bond Fund, Diversified Income Fund, Diversified International Fund, Government Money Market Fund, Growth Fund, Quantitative Long/Short Fund, U.S. Small Cap Fund and the Value Fund, respectively.

Other

Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

Notes to Financial Statements (continued)

4.	Share Transactions:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

For the six month period ended July 31, 2014 (Unaudited) and the year ended January 31, 2015.

	Burkenroad Small Cap Fund		Core Bond Fund		Diversified Income Fund		Diversified International Fund		Dynamic Asset Allocation Fund
	02/01/15 to 07/31/15	02/01/14 to 01/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15	05/29/15* to 07/31/15
Institutional Class Shares:
Shares issued	n/a	n/a	973	5,257	404	879	1,610	13,095	79
Shares reinvested	n/a	n/a	96	176	25	70	—	102	—
Shares redeemed	n/a	n/a	(1,541)	(6,169)	(309)	(914)	(3,525)	(6,069)	—

Total Institutional Class Shares Transactions	n/a	n/a	(472)	(736)	120	35	(1,915)	7,128	79

Class A Shares:
Shares issued	1,453	5,624	425	445	463	431	219	353	194
Shares reinvested	—	251	26	54	21	36	—	11	—
Shares redeemed	(2,163)	(4,440)	(425)	(582)	(530)	(322)	(302)	(411)	(1)

Total Class A Shares Transactions	(710)	1,435	26	(83)	(46)	145	(83)	(47)	193

Class C Shares:
Shares issued	n/a	n/a	13	24	6	39	—	3	23
Shares reinvested	n/a	n/a	1	2	2	4	—	—	—
Shares redeemed	n/a	n/a	(27)	(71)	(19)	(14)	(1)	(2)	—

Total Class C Shares Transactions	n/a	n/a	(13)	(45)	(11)	29	(1)	1	23

Class D Shares:
Shares issued	84	458	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	—	18	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(163)	(367)	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Total Class D Shares Transactions	(79)	109	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Net Change in Capital Shares	(789)	1,544	(459)	(864)	63	209	(1,999)	7,082	295

“n/a” designates that the Fund does not offer this class.

*	Commenced operations on May 29, 2015.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

July 31, 2015 (Unaudited)

	Government Money Market Fund		Growth Fund		International Small Cap Fund	Louisiana Tax-Free Income Fund		Microcap Fund
	02/01/15 to 07/31/15	02/01/14 to 01/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15	05/29/15* to 07/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15	05/29/15* to 07/31/15
Institutional Class Shares:
Shares issued	60,498	153,345	376	855	319	14	39	215
Shares reinvested	2	3	—	682	—	1	1	—
Shares redeemed	(65,016)	(173,177)	(592)	(1,209)	—	(26)	(53)	—

Total Institutional Class Shares Transactions	(4,516)	(19,829)	(216)	328	319	(11)	(13)	215

Institutional Sweep Class Shares:
Shares issued	1,085	9,891	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	—	—	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(1,215)	(20,553)	n/a	n/a	n/a	n/a	n/a	n/a

Total Institutional Sweep Class Shares Transactions	(130)	(10,662)	n/a	n/a	n/a	n/a	n/a	n/a

Class A Shares:
Shares issued	184,500	216,228	114	408	30	16	31	55
Shares reinvested	9	14	—	172	—	4	10	—
Shares redeemed	(172,857)	(238,054)	(185)	(344)	—	(17)	(249)	—

Total Class A Shares Transactions	11,652	(21,812)	(71)	236	30	3	(208)	55

Class C Shares:
Shares issued	n/a	n/a	2	12	—	—	2	3
Shares reinvested	n/a	n/a	—	6	—	—	—	—
Shares redeemed	n/a	n/a	(6)	(5)	—	(2)	—	—

Total Class C Shares Transactions	n/a	n/a	(4)	13	—	(2)	2	3

Net Change in Capital Shares	7,006	(52,303)	(291)	577	349	(10)	(219)	273

“n/a” designates that the Fund does not offer this class.

*	Commenced operations on May 29, 2015.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

Notes to Financial Statements (continued)

	Mississippi Tax-Free Income Fund		Quantitative Long/Short Fund		U.S. Small Cap Fund		Value Fund
	02/01/15 to 07/31/15	02/01/14 to 01/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15	02/01/15 to 07/31/15	02/01/14 to 01/31/15
Institutional Class Shares:
Shares issued	17	10	385	895	174	511	281	553
Shares reinvested	—	1	—	198	—	—	23	716
Shares redeemed	(28)	(19)	(152)	(536)	(57)	(54)	(527)	(1,143)

Total Institutional Class Shares Transactions	(11)	(8)	233	557	117	457	(223)	126

Class A Shares:
Shares issued	23	21	624	1,983	19	80	120	313
Shares reinvested	7	17	—	71	—	—	10	272
Shares redeemed	(110)	(606)	(298)	(737)	(37)	(18)	(267)	(538)

Total Class A Shares Transactions	(80)	(568)	326	1,317	(18)	62	(137)	47

Class C Shares:
Shares issued	8	—	39	53	—	26	1	12
Shares reinvested	—	—	—	5	—	—	—	6
Shares redeemed	—	—	(3)	(9)	(4)	(16)	(3)	(12)

Total Class C Shares Transactions	8	—	36	49	(4)	10	(2)	6

Net Change in Capital Shares	(83)	(576)	595	1,923	95	529	(362)	179

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

5.	Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six month period ended July 31, 2015 were as follows (000):

	Burkenroad Small Cap Fund	Core Bond Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	Growth Fund	International Small Cap Fund
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—	$—	$—	$—
Other	88,016	13,376	25,249	26,494	4,473	75,882	5,062
Proceeds from Sales and Maturities
U.S. Government Securities	$-—	$3,608	$—	$—	$—	$—	$—
Other	136,475	14,133	29,103	61,169	2,121	79,800	99

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund	Value Fund
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—	$—	$—
Other	1,385	6,027	490	36,777	4,633	83,948
Proceeds from Sales and Maturities
U.S. Government Securities	$—	$—	$—	$—	$—	$—
Other	1,255	1,968	1,992	36,363	3,160	97,164

July 31, 2015 (Unaudited)

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(accumulated loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.

Each of the Funds has a tax year that ends on April 30. The following tax disclosure is representative as of April 30, 2015, except for the tax character of distributions which are representative as of January 31, 2015.

The tax character of dividends and distributions declared during the years ended January 31, 2015 and January 31, 2014 was as follows (000):

	Ordinary Income		Long Term Capital Gain		Tax-Exempt		Return of Capital		Totals
	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
Burkenroad Small Cap Fund	$452	$16	$16,476	$2,348	$—	$—	$—	$—	$16,928	$2,364
Core Bond Fund	6,120	5,396	715	—	—	—	—	—	6,835	5,396
Diversified Income Fund	2,875	2,889	417	—	—	—	780	—	4,072	2,889
Diversified International Fund	3,787	2,112	—	—	—	—	—	—	3,787	2,112
Government Money Market Fund	33	40	—	—	—	—	—	—	33	40
Growth Fund	2,648	1,226	14,899	22,084	—	—	—	—	17,547	23,310
Louisiana Tax-Free Income Fund	—	—	—	19	344	530	—	—	344	549
Mississippi Tax-Free Income Fund	1	—	—	139	683	1,124	—	—	684	1,263
Quantitative Long/Short Fund	1,680	4,279	3,265	7,507	—	—	—	—	4,945	11,786
U.S. Small Cap Fund	4	—	—	—	—	—	—	—	4	—
Value Fund	3,291	7,838	24,248	9,800	—	—	—	—	27,539	17,638

Amounts are as of fiscal year end, tax character will be determined upon the Funds’ tax year end April 30, 2015.

Amounts designated as “—” are either $0 or have been rounded to $0.

Notes to Financial Statements (continued)

As of April 30, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Burkenroad Small Cap Fund	Core Bond Fund	Diversified Income Fund	Diversified International Fund	Government Money Market Fund	Growth Fund	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund	Value Fund
Undistributed ordinary income	$—	$11	$—	$1,978	$2	$1,339	$—	$—	$—	$1	$116
Undistributed tax-exempt income	—	—	—	—	—	—	1	1	—	—	—
Undistributed long-term capital gain	5,783	—	—	—	—	11,020	—	—	2,248	—	16,212
Unrealized appreciation (depreciation)	150,312	6,143	408	72,407	—	26,999	428	848	8,228	826	29,382
Capital Loss Carryforward	—	(2,050)	—	(3,106)	(25)	—	(520)	(933)	—	(199)	—
Post-October Losses	—	—	(2,573)	(1,389)	—	—	—	—	—	(375)	—
Late-Year Loss Deferral	(1,038)	—	—	—	—	—	—	—	(125)	—	—
Other temporary differences	—	—	(33)	—	(2)	—	—	—	—	—	—

Total distributable earnings (accumulated losses)	$155,057	$4,104	$(2,198)	$69,890	$(25)	$39,358	$(91)	$(84)	$10,351	$253	$45,710

Undistributed amounts at April 30, 2015, reported in the above table, have been paid.

Amounts designated as “—” are $0 or have been rounded to $0.

Post-October Losses represent losses realized on investment transactions from November 1, 2014 through April 30, 2015, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2015 through April 30, 2015 and specified losses realized on investment transactions from November 1, 2014 through April 30, 2015, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

During the year ended April 30, 2015, the Diversified Income Fund, Diversified International Fund, Government Money Market Fund, Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund utilized capital loss carryforwards to offset realized capital gains in the amount (000) of $196, $2,438, $2, $32 and $205, respectively.

July 31, 2015 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2015, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period (000):

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Core Bond Fund	$1,627	$423	$2,050
Diversified International Fund	—	3,106	3,106
Government Money Market Fund	25	—	25
Louisiana Tax-Free Income Fund	177	343	520
Mississippi Tax-Free Income Fund	131	802	933
U.S. Small Cap Fund	199	—	199

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (excluding securities sold short and foreign currency) held by the Funds at July 31, 2015 were as follows (000):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Burkenroad Small Cap Fund	$600,554	$181,130	$(24,643)	$156,487
Core Bond Fund	252,204	6,977	(3,510)	3,467
Diversified Income Fund	65,761	1,479	(3,440)	(1,961)
Diversified International Fund	396,908	84,386	(35,135)	49,251
Dynamic Asset Allocation Fund	4,597	1	(42)	(41)
Growth Fund	124,233	30,022	(1,919)	28,103
International Small Cap Fund	5,301	225	(233)	(8)
Louisiana Tax-Free Income Fund	9,506	469	(34)	435
Microcap Fund	4,119	153	(169)	(16)
Mississippi Tax-Free Income Fund	16,012	888	(59)	829
Quantitative Long/Short Fund	121,774	11,510	(1,346)	10,164
U.S. Small Cap Fund	9,918	1,611	(295)	1,316
Value Fund	151,866	28,584	(8,088)	20,496

For Federal income tax purposes, the book cost of securities owned at July 31, 2015 including tax basis adjustments as of April 30, 2015 for the Government Money Market Fund was equal to tax cost.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on securities sold short held by the Quantitative Long/Short Fund at July 31, 2015 was as follows (000):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Quantitative Long/Short Fund	$(8,675)	$1,204	$(72)	$1,132

Notes to Financial Statements (concluded)

7.	Other:

On July 31, 2015, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	Number of Shareholders	% of Outstanding Shares
Burkenroad Small Cap Fund, Class A	2	43
Burkenroad Small Cap Fund, Class D	1	17
Core Bond Fund, Institutional Class	3	100
Core Bond Fund, Class A	1	46
Core Bond Fund, Class C	3	36
Diversified Income Fund, Institutional Class	3	99
Diversified Income Fund, Class A	1	11
Diversified Income Fund, Class C	2	37
Diversified International Fund, Institutional Class	4	72
Diversified International Fund, Class A	2	58
Diversified International Fund, Class C	3	43
Dynamic Asset Allocation Fund, Institutional Class	2	100
Dynamic Asset Allocation Fund, Class A	2	71
Dynamic Asset Allocation Fund, Class C	2	84
Government Money Market Fund, Institutional Class	1	100
Government Money Market Fund, Institutional Sweep Class	2	100
Government Money Market Fund, Class A	2	97
Growth Fund, Institutional Class	3	100
Growth Fund, Class A	1	44
Growth Fund, Class C	3	40
International Small Cap Fund, Institutional Class	3	100
International Small Cap Fund, Class A	2	32
International Small Cap Fund, Class C	1	93
Louisiana Tax-Free Income Fund, Institutional Class	2	99
Louisiana Tax-Free Income Fund, Class A	1	10
Louisiana Tax-Free Income Fund, Class C	2	100
Microcap Fund, Institutional Class	2	98
Microcap Fund, Class A	1	36
Microcap Fund, Class C	4	85
Mississippi Tax-Free Income Fund, Institutional Class	1	95
Mississippi Tax-Free Income Fund, Class C	2	100
Quantitative Long/Short Fund, Institutional Class	3	88
Quantitative Long/Short Fund, Class A	2	76
Quantitative Long/Short Fund, Class C	1	69
U.S. Small Cap Fund, Institutional Class	3	99
U.S. Small Cap Fund, Class A	1	44
U.S. Small Cap Fund, Class C	5	87
Value Fund, Institutional Class	3	99
Value Fund, Class A	1	29
Value Fund, Class C	3	39

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments, except for certain disclosure enhancements, will not take effect for two years. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund’s management is evaluating the implications and its impact to the Fund.

8.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on the Trust’s experience, the risk of loss from such claims is considered remote.

9.	Concentration of Risks:

When the Diversified International Fund and International Small Cap Fund invest in foreign securities, the Funds will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for each Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains realized or unrealized or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are

July 31, 2015 (Unaudited)

earned/recognized. At July 31, 2015, the net assets of the Diversified International Fund and International Small Cap Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds’ concentration of investments in securities of issuers located in Louisiana and Mississippi, respectively, subject the Funds to economic conditions and government policies within those states. As a result, the Funds will be more susceptible to factors that adversely affect issuers of Louisiana or Mississippi obligations than a mutual fund that does not have as great a concentration in Louisiana or Mississippi. As with Louisiana and Mississippi municipal securities, events in any of the U.S. territories where the Funds are invested may affect the Funds’ investments and their performance.

The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

10.	Subsequent Events:

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2015.

Board Considerations in Approving the Advisory and Sub-Advisory Agreements

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on May 19, 2015 to decide whether to approve the following agreements (the “Agreements”) for initial two-year terms:

•

the advisory agreement between Horizon Advisers (the “Adviser”) and the Trust, on behalf of the Hancock Horizon Dynamic Asset Allocation Fund, Hancock Horizon International Small Cap Fund, and Hancock Horizon Microcap Fund; and

•	the sub-advisory agreement between the Adviser and GlobeFlex Capital, L.P. (the “Sub-Adviser”), on behalf of the Hancock Horizon International Small Cap Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the Adviser’s and the Sub-Adviser’s performance in managing similar accounts.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

July 31, 2015 (Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Trustees also considered that the Adviser, not the Hancock Horizon International Small Cap Fund, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to enter into expense limitation and fee waiver arrangements with the Funds.

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreements.

Board Considerations in Approving the Advisory and Sub-Advisory Agreements (concluded)

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements	July 31, 2015 (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 19, 2015 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement between Horizon Advisers (the “Adviser”) and the Trust, on behalf of the Hancock Horizon Government Money Market Fund, Hancock Horizon Core Bond Fund, Hancock Horizon Louisiana Tax-Free Income Fund, Hancock Horizon Mississippi Tax-Free Income Fund, Hancock Horizon Value Fund, Hancock Horizon Growth Fund, Hancock Horizon Quantitative Long/Short Fund, Hancock Horizon Burkenroad Small Cap Fund, Hancock Horizon Diversified International Fund, Hancock Horizon Diversified Income Fund and Hancock Horizon U.S. Small Cap Fund; and

•	the sub-advisory agreement between the Adviser and EARNEST Partners, LLC (the “Sub-Adviser”), on behalf of the Hancock Horizon Diversified International Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (continued)

advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser and the Sub-Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreements were last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the

July 31, 2015 (Unaudited)

Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Hancock Horizon Diversified International Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Hancock Horizon Diversified International Fund is subject. The Trustees also considered that the Adviser, not the Hancock Horizon Diversified International Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (concluded)

Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Wall Street Savvy,

         Main Street Touch.

Investment Adviser

Horizon Advisers

(an unincorporated division of Hancock Bank)

One Hancock Plaza

P.O. Box 4019

Gulfport, MS 39502

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA19103

This material must be preceded or

accompanied by a current prospectus.

The Hancock Horizon Funds:

• Not FDIC Insured

• No Bank Guarantee

• May Lose Value

For more information call 1-800-990-2434

www.hancockhorizonfunds.com

HHF-SA-001-0800

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: October 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: October 8, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and Chief Financial Officer

Date: October 8, 2015